     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999



                                                               FILE NO. 33-70926

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549

                             ---------------------

                                    FORM N-4


                          REGISTRATION STATEMENT UNDER


                           THE SECURITIES ACT OF 1933                        [ ]


                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 6                      [X]



                                     AND/OR



                          REGISTRATION STATEMENT UNDER


                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]


                                AMENDMENT NO. 8                              [X]


                           PROVIDENT MUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)


                        PROVIDENT MUTUAL LIFE INSURANCE


                                    COMPANY



                              (NAME OF DEPOSITOR)


                              1050 WESTLAKES DRIVE


                           BERWYN, PENNSYLVANIA 19312

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 407-1717


                             ---------------------


                          JAMES G. POTTER, JR., ESQ.,

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                              1050 WESTLAKES DRIVE
                                BERWYN, PA 19312
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:


                             STEPHEN E. ROTH, ESQ.


                        SUTHERLAND ASBILL & BRENNAN LLP


                         1275 PENNSYLVANIA AVENUE, N.W.


                              WASHINGTON, DC 20004


                             ---------------------


     It is proposed that this filing will become effective (check appropriate box)



         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485



         [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485



         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485



         [ ] on (date) pursuant to paragraph (a) of Rule 485



                     Title of Securities Being Registered:


  Interests in Flexible Individual Flexible Premium Deferred Variable Annuity
                                   contracts.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                              PURSUANT TO RULE 495

     Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required By Form N-4.

                                     PART A


                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
 1.  Cover Page.................................  Cover Page
 2.  Definitions................................  Definitions
 3.  Synopsis...................................  Table of Expenses; Summary
 4.  Condensed Financial Information............  Financial Highlights
 5.  General Description of Registrant,           PMLIC the Variable Account and the Funds
       Depositor   and Portfolio Companies......
                                                  PMLIC the Variable Account and the Funds--
                                                   Provident Mutual Life Insurance Company
     a. Depositor...............................
                                                  PMLIC the Variable Account and the Funds--
                                                   The Provident Mutual Variable Annuity
                                                   Separate Account
     b. Registrant..............................
                                                  PMLIC the Variable Account and the Funds--
     c. Portfolio Company.......................
                                                  PMLIC the Variable Account and the Funds--
     d. Fund Prospectus.........................
                                                  PMLIC the Variable Account and the Funds--
                                                   Voting Rights
     e. Voting Rights...........................
                                                  Administrative Charges
     f. Administrators..........................
 6.  Deductions and Expenses....................  Charges and Deductions
                                                  Charges and Deductions
     a. General.................................
                                                  Charges and Deductions--Surrender Charge
     b. Sales Load %............................
                                                  N/A
     c. Special Purchase Plan...................
                                                  Distribution of Contracts
     d. Commissions.............................
                                                  Charges and Deductions
     e. Expenses--Registrant....................
                                                  Charges and Deductions--Other Charges
                                                   Including Investment Advisory Fees of the
                                                   Fund
     f. Fund Expenses...........................
                                                  N/A
     g. Organizational Expenses.................
 7.  General Description of Variable Annuity      Description of Annuity Contract
       Contracts................................
                                                  Premiums; Allocation of Premiums
     a.  (i) Allocation of Premium Payments.....
                                                  Description of Annuity Contract--Transfer
                                                   Privilege
     (ii) Transfers.............................
                                                  N/A
     (iii) Exchanges............................
                                                  Description of Annuity
                                                  Contract--Modification
     b. Changes.................................
                                                  Description of Annuity Contract--Contract
                                                   Inquiries
     c. Inquiries...............................
 8.  Annuity Period.............................  Payment Options
 9.  Death Benefit..............................  Description of Annuity Contract--Death
                                                  Benefit Before Maturity Date; Payments

                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
10.  Purchases and Contract Value...............  Description of Annuity Contract
                                                  Description of Annuity Contract--Premiums
     a. Purchases...............................
                                                  Description of Annuity Contract--Variable
                                                   Account Value
     b. Valuation...............................
                                                  Description of Annuity Contract--Variable
                                                   Account Value
     c. Daily Calculation.......................
                                                  Distribution of Contracts
     d. Underwriter.............................
11.  Redemptions................................  Description of Annuity Contract
                                                  Description of Annuity Contract--
                                                   Withdrawals and Surrenders; Payments
     a. --By Owners.............................
                                                  Description of Annuity Contract--Proceeds
                                                  on Maturity Date; Payment Options
     --By Annuitant.............................
                                                  N/A
     b. Texas ORP...............................
                                                  Description of Annuity Contract--Payments
     c. Delay in Payment........................
                                                  Description of Annuity Contract--Contract
                                                   Termination
     d. Lapse...................................
                                                  Description of Annuity Contract--Free-Look
                                                   Period
     e. Free Look...............................
12.  Taxes......................................  Federal Tax Status
13.  Legal Proceedings..........................  Legal Proceedings
14.  Table of Contents of the Statement of        Statement of Additional Information Table
       Additional Information...................  of Contents

                                     PART B


                  ITEM OF FORM N-4                STATEMENT OF ADDITIONAL INFORMATION CAPTION
                  ----------------                -------------------------------------------
15.  Cover Page.................................  Cover Page
16.  Table of Contents..........................  Statement of Additional Information Table
                                                  of Contents
17.  General Information and History............  See Prospectus--PMLIC the Variable Account
                                                   and the Funds
18.  Services
                                                  N/A
     a. Fees and Expenses of Registrant.........
                                                  See Prospectus--Administrative Charges
     b. Management Contract.....................
                                                  Safekeeping of Account Assets
     c. Custodian...............................
                                                  Experts
     d. Independent Public Accountant...........
                                                  Safekeeping of Account Assets
     e. Assets of Registration..................
                                                  N/A
     f. Affiliated Persons......................
                                                  See Prospectus--Distribution of Contracts
     g. Principal Underwriter...................
19.  Purchase of Securities Being Offered.......  See Prospectus--Distribution of Contracts
20.  Underwriter................................  See Prospectus--Distribution of Contracts
21.  Calculation of Performance Data............  Calculation of Yields and Total Returns
22.  Annuity Payments...........................  See Prospectus--Payment Options
23.  Financial Statements.......................  Financial Statements

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT



                                   ISSUED BY


                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY



                                   PROSPECTUS


                                  MAY 1, 1999



Please read this prospectus carefully before investing and keep it for future reference. It contains important information about this variable annuity contract that you should know before investing.



To learn more about this variable annuity contract, you should consult the Statement of Additional Information ("SAI") dated May 1, 1999. For a free copy of the SAI, please contact us at:



  Provident Mutual Life Insurance Company

  300 Continental Drive
  Newark, Delaware 19713
  Telephone: 1-800-688-5177


Provident Mutual Life Insurance Company ("PMLIC") has filed the SAI with the Securities and Exchange Commission and incorporates the SAI by reference into this prospectus. The Table of Contents for the SAI appears on page 39 of this prospectus. The Securities and Exchange Commission maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.



Variable annuity contracts involve certain risks, and you may lose some or all of your investment. The investment performance of the subaccounts will vary, and you bear the entire investment risk of amounts allocated to the subaccounts.



The contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract. Neither the Federal Deposit Insurance Corporation nor any federal agency insures your investment in the contract.



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



This variable annuity contract has 32 funding choices -- one fixed account (paying a guaranteed minimum fixed rate of interest) and 31 subaccounts of the Provident Mutual Variable Annuity Separate Account which invest in the following portfolios:



MARKET STREET FUND, INC.


- Money Market Portfolio


- Growth Portfolio


- Bond Portfolio


- Managed Portfolio


- Aggressive Growth Portfolio


- International Portfolio


- All Pro Large Cap Growth Portfolio


- All Pro Small Cap Growth Portfolio


- All Pro Large Cap Value Portfolio


- All Pro Small Cap Value Portfolio


VARIABLE INSURANCE PRODUCTS FUND


- VIP High Income Portfolio


- VIP Equity-Income Portfolio


- VIP Growth Portfolio


VARIABLE INSURANCE PRODUCTS FUND II


- VIP II Asset Manager Portfolio


- VIP II Contrafund Portfolio


- VIP II Index 500 Portfolio


SCUDDER VARIABLE LIFE INVESTMENT FUND


- Bond Portfolio


- Growth and Income Portfolio


- International Portfolio


OCC ACCUMULATION TRUST


- Equity Portfolio


- Small Cap Portfolio


- Managed Portfolio


DREYFUS VARIABLE INVESTMENT FUND


- Growth and Income Portfolio


- Zero Coupon 2000 Portfolio


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


- Socially Responsible Portfolio


FEDERATED INSURANCE SERIES


- Fund for U.S. Government Securities II Portfolio


- Utility Fund II Portfolio


VAN ECK WORLDWIDE INSURANCE TRUST


- Van Eck Worldwide Hard Assets Portfolio


- Van Eck Worldwide Bond Portfolio


- Van Eck Worldwide Emerging Markets Portfolio


- Van Eck Worldwide Real Estate Portfolio

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Definitions.................................................     1
Table of Expenses...........................................     2
Summary.....................................................     8
PMLIC the Variable Account and the Funds....................    10
     Provident Mutual Life Insurance Company................    10
     The Provident Mutual Variable Annuity Separate
      Account...............................................    11
     The Funds..............................................    11
          Market Street Fund, Inc...........................    12
          Variable Insurance Products Fund and Variable
          Insurance Products Fund II........................    13
          Scudder Variable Life Investment Fund.............    14
          OCC Accumulation Trust............................    15
          Dreyfus Variable Investment Fund and The Dreyfus
          Socially Responsible Growth Fund, Inc. ...........    15
          Federated Insurance Series........................    16
          Van Eck Worldwide Insurance Trust.................    16
Resolving Material Conflicts................................    17
Addition, Deletion or Substitution of Investments...........    18
Description of Annuity Contract.............................    19
     Issuance of a Contract.................................    19
     Premiums...............................................    19
     Free Look Period.......................................    19
     Allocation of Premiums.................................    19
     Variable Account Value.................................    20
     Transfer Privilege.....................................    21
     Dollar Cost Averaging..................................    22
     Withdrawals and Surrender..............................    22
     Death Benefit Before Maturity Date.....................    24
     Proceeds on Maturity Date..............................    25
     Payments...............................................    26
     Modification...........................................    26
     Reports to Contract Owners.............................    26
     Contract Inquiries.....................................    26
The Guaranteed Account......................................    26
     Minimum Guaranteed and Current Interest Rates..........    27
     Transfers from Guaranteed Account......................    27
     Payment Deferral.......................................    27
Charges and Deductions......................................    28
     Surrender Charge (Contingent Deferred Sales Charge)....    28
     Administrative Charges.................................    29
     Transfer Processing Fee................................    29
     Mortality and Expense Risk Charge......................    29
     Other Charges Including Investment Advisory Fees of the
      Funds.................................................    29
     Premium Taxes..........................................    30
     Other Taxes............................................    30
Payment Options.............................................    30
     Election of Options....................................    30
     Description of Options.................................    30
Yields and Total Returns....................................    31

                                                              PAGE
                                                              ----
Federal Tax Status..........................................    33
     Introduction...........................................    33
     Tax Status of the Contract.............................    33
     Treatment of Annuities.................................    34
     Taxation of Non-Qualified Contracts....................    34
     Taxation of Qualified Contracts........................    35
     Withholding............................................    36
     Possible Changes in Taxation...........................    36
     Other Tax Consequences.................................    36
Distribution of Contracts...................................    37
Preparing for Year 2000.....................................    37
Legal Proceedings...........................................    37
Voting Rights...............................................    37
Financial Statements........................................    38
Statement of Additional Information Table of Contents.......    39
Appendix A -- Financial Highlights..........................   A-1
Appendix B -- Plan of Conversion............................   B-1

                                  DEFINITIONS


ANNUITANT.................. The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.



BENEFICIARY................ The person to whom we pay the proceeds payable on the death of the Owner or the Annuitant.



CASH SURRENDER VALUE....... The Contract Account Value less any applicable
                            Surrender Charge.



CONTRACT................... The individual flexible premium deferred variable annuity contract issued by PMLIC and offered in this prospectus.



CONTRACT ACCOUNT VALUE..... The sum of the Variable Account Value and the
                            Guaranteed Account Value.



CONTRACT YEARS, MONTHS, AND
ANNIVERSARIES.............. Are measured from the effective date of the
                            Contract.



FUND....................... A designated mutual fund in which the Variable
                            Account invests.



GUARANTEED ACCOUNT......... This account is part of our general account and is not part of nor dependent upon the investment performance of the Variable Account.



GUARANTEED ACCOUNT VALUE... Net Premiums allocated and Contract Account Value transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.



MATURITY DATE.............. The date when we apply the Contract Account Value to a payment option, unless the Owner has elected to receive a lump sum payment of the Cash Surrender Value.



NET PREMIUM................ The premium paid less any premium tax levied for the year the premium is paid.



NON-QUALIFIED CONTRACT..... A Contract that is not a "Qualified Contract."



OWNER...................... The person entitled to exercise all rights and privileges provided in the Contract.



PAYMENT OPTION............. One of the three annuity payment options available under the Contract.



PORTFOLIO.................. An investment portfolio of a Fund.



PMLIC, WE, OUR, US......... Providentmutual Life Insurance Company.



QUALIFIED CONTRACT......... A Contract issued in connection with plans that qualify for special Federal income tax treatment under sections 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended.



SERVICE CENTER............. Providentmutual's office at 300 Continental Drive,
                            Newark, Delaware 19713.



SUBACCOUNT................. A subdivision of the Variable Account.



VALUATION DAY.............. Each day on which applicable law requires valuation of the assets of a Subaccount.



VALUATION PERIOD........... The period that starts at the close of business on one Valuation Day and ends at the close of business on the next succeeding Valuation Day.



VARIABLE ACCOUNT........... Providentmutual Variable Annuity Separate Account.



VARIABLE ACCOUNT VALUE..... The aggregate of the values attributable to the
                            Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Day by the number of Subaccount units allocated to the Contract.



WRITTEN NOTICE............. A written request or notice in a form satisfactory to PMLIC which is signed by the Owner and received at the Service Center.



YOU........................ The Owner.

                               TABLE OF EXPENSES



     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.



CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums...............  none
Maximum Contingent Deferred Sales
  Charge (as a percentage of amount
  surrendered or withdrawn)(1)...............    6%
Transfer Processing Fee......................     No fee for first twelve transfers in Contract Year.
                                                 $25 fee for each transfer thereafter during Contract
                                                                                                Year.
ANNUAL ADMINISTRATION FEE....................  $30 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable Account Value)
Mortality and Expense Risk Charges...........  1.25%
Account Fees and Expenses(2).................  0.15%
                                               ----
Total Variable Account
  Annual Expenses............................  1.40%



                                                             MONEY                             AGGRESSIVE
                                                GROWTH      MARKET       BOND       MANAGED      GROWTH     INTERNATIONAL
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------   ---------   ---------   ---------   ----------   -------------
MARKET STREET FUND, INC. ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................    0.32%       0.25%       0.35%       0.40%        0.41%         0.75%
Other Expenses...............................    0.15%       0.17%       0.20%       0.18%        0.21%         0.25%
                                                 ----        ----        ----        ----         ----          ----
Total Fund Annual Expenses...................    0.47%       0.42%       0.55%       0.58%        0.62%         1.00%



                                                ALL-PRO     ALL-PRO     ALL-PRO     ALL-PRO
                                               LARGE CAP   LARGE CAP   SMALL CAP   SMALL CAP
                                                GROWTH       VALUE      GROWTH       VALUE
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------   ---------   ---------
MARKET STREET FUND, INC. ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................    0.70%       0.70%       0.90%       0.90%
Other Expenses...............................    0.22%       0.27%       0.35%       0.39%
                                                 ----        ----        ----        ----
Total Fund Annual Expenses(3)................    0.92%       0.97%       1.25%       1.29%



                                                 HIGH       EQUITY
                                                INCOME      INCOME      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------   ---------
VARIABLE INSURANCE PRODUCTS FUND ("VIP FUND")
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................    0.58%       0.49%       0.59%
Other Expenses
  (after reimbursement)......................    0.12%       0.08%       0.07%
                                                 ----        ----        ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................    0.70%       0.57%       0.66%

                                                  ASSET        INDEX
                                                 MANAGER        500       CONTRAFUND
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               -----------   ---------   -------------
VARIABLE INSURANCE PRODUCTS FUND II
  ("VIP II FUND") ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................     0.54%        0.24%         0.59%
Other Expenses
  (after reimbursement)......................     0.09%        0.04%         0.07%
                                                  ----         ----          ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................     0.63%        0.28%         0.66%



                                                             GROWTH &
                                                  BOND        INCOME     INTERNATIONAL
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               -----------   ---------   -------------
SCUDDER VARIABLE LIFE INVESTMENT FUND
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................     0.48%        0.46%         0.86%
Other Expenses...............................     0.09%        0.10%         0.18%
                                                  ----         ----          ----
Total Fund Annual Expenses...................     0.57%        0.56%         1.04%



                                                               SMALL
                                                 EQUITY         CAP         MANAGED
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               -----------   ---------   -------------
OCC ACCUMULATION TRUST
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................     0.80%        0.80%         0.78%
Other Expenses
  (after reimbursement)......................     0.14%        0.07%         0.04%
                                                  ----         ----          ----
Total Fund Annual Expenses
  (after reimbursement)(3)(3A)...............     0.94%        0.87%         0.82%



                                               ZERO COUPON   GROWTH &
                                                  2000        INCOME
                                                PORTFOLIO    PORTFOLIO
                                               -----------   ---------
DREYFUS VARIABLE INVESTMENT FUND
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................     0.45%        0.75%
Other Expenses...............................     0.14%        0.03%
                                                  ----         ----
Total Fund Annual Expenses...................     0.59%        0.78%

                                                SOCIALLY
                                               RESPONSIBLE
                                                PORTFOLIO
                                               -----------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC.
Annual Expenses(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................     0.75%
Other Expenses...............................     0.05%
                                                  ----
Total Fund Annual Expenses...................     0.80%



                                                 FUND FOR
                                                U.S. GOVN'T     UTILITY
                                               SECURITIES II    FUND II
                                                 PORTFOLIO     PORTFOLIO
                                               -------------   ---------
FEDERATED INSURANCE SERIES
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.60%        0.75%
Other Expenses
  (after reimbursement)......................       0.25%        0.18%
                                                    ----         ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................       0.85%        0.93%



                                                           WORLDWIDE   WORLDWIDE   WORLDWIDE
                                               WORLDWIDE     HARD      EMERGING      REAL
                                                 BOND       ASSETS      MARKETS     ESTATE
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE INSURANCE
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................    1.00%       1.00%       1.00%       1.00%
Other Expenses
  (after reimbursement)......................    0.15%       0.16%       0.50%       0.50%
                                                 ----        ----        ----        ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................    1.15%       1.16%       1.50%       1.50%



     Premium taxes may be applicable, depending on various states' laws.



     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds for the 1998 calendar year. For a more complete description of the various costs and expenses, see "Charges and Deductions."

---------------

 (1) A surrender charge is deducted only if a withdrawal or surrender occurs during the first six Contract Years; no surrender charge is deducted for a withdrawal or surrender in Contract Years seven and later. For the first Contract Year, the maximum charge is 6% of the amount withdrawn or surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year seven. The maximum total surrender charge will not exceed 8 1/2% of the total gross premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in such Contract Year. (See "Surrender Charge.")

 (2) Asset-based administration charge.

 (3) For certain portfolios, certain expenses were reimbursed or fees waived during 1998. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1998 Total Annual Expenses would have been 1.36% for the Market Street Fund All-Pro Small Cap Value Portfolio, 0.58% for the VIP Fund Equity-Income Portfolio, 0.68% for the VIP Fund Growth Portfolio, 0.64% for the VIP II Fund Asset Manager Portfolio, 0.35% for the VIP II Fund Index 500 Portfolio, 0.70% for the VIP II Fund Contrafund Portfolio, 0.88% for the OCC Small Cap Portfolio, 0.93% for the Federated U.S. Government Securities II Portfolio, 1.00% for the Federated Utility Fund II Portfolio, 1.20% for the Van Eck Worldwide Hard Assets Portfolio, 1.61% for the Van Eck Worldwide Emerging Markets Portfolio and 5.32% for the Van Eck Worldwide Real Estate Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1998 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



(3A) The Advisers of the OCC Accumulation Trust Equity, Small Cap and Managed Portfolios are contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of expense offset) on an annual basis.



 (4) The fee and expense information regarding the Funds was provided by those Funds. The VIP Fund, The VIP II Fund, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Federated Insurance Series, and the Van Eck WIT are not affiliated with PMLIC.

EXAMPLES



     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



     1. If the Contract is surrendered at the end of the applicable time period:



SUBACCOUNT                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                   ------   -------   -------   --------
MS Growth..................................  $68.11   $ 96.41   $125.20   $246.83
MS Money Market............................   67.64     94.94    122.69    241.70
MS Bond....................................   68.88     98.75    129.20    254.99
MS Managed.................................   69.16     99.63    130.70    258.03
MS Aggressive Growth.......................   69.54    100.80    132.69    262.08
MS International...........................   73.15    111.86    151.46    299.73
MS All Pro Large Cap Growth................   72.39    109.53    147.54    291.92
MS All Pro Large Cap Value.................   72.86    110.99    149.99    296.81
MS All Pro Small Cap Growth................   75.52    119.09    163.66    323.76
MS All Pro Small Cap Value.................   75.90    120.24    165.60    327.55
Fidelity High Income.......................   70.30    103.13    136.67    270.12
Fidelity Equity Income.....................   69.06     99.33    130.20    257.02
Fidelity Growth............................   69.92    101.96    134.68    266.10
Fidelity Asset Manager.....................   69.63    101.09    133.19    263.08
Fidelity Index 500.........................   66.31     90.83    115.64    227.19
Fidelity Contrafund........................   69.92    101.96    134.68    266.10
OCC Equity.................................   72.60    110.17    148.61    294.06
OCC Small Cap..............................   71.96    108.21    145.29    287.44
OCC Managed................................   71.42    106.58    142.53    281.91
Scudder Bond...............................   69.06     99.33    130.20    257.02
Scudder Growth & Income....................   68.97     99.04    129.70    256.00
Scudder International......................   73.53    113.01    153.42    303.61
Dreyfus Zero Coupon 2000...................   69.25     99.92    131.19    259.04
Dreyfus Growth & Income....................   71.06    105.46    140.63    278.10
Dreyfus Socially Resp......................   71.25    106.05    141.62    280.08
Federated U.S. Gov't Securities II.........   71.72    107.50    144.09    285.03
Federated Utility Fund II..................   72.49    109.82    148.03    292.90
Van Eck Worldwide Bond.....................   74.57    116.20    158.79    314.22
Van Eck Worldwide Hard Assets..............   74.67    116.49    159.28    315.17
Van Eck Worldwide Emerging Mkts............   77.90    126.28    175.72    347.20
Van Eck Worldwide Real Estate..............   77.90    126.28    175.72    347.20

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:



SUBACCOUNT                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                    ------   -------   -------   --------
MS Growth...................................  $21.70   $66.96    $114.82   $246.83
MS Money Market.............................   21.20    65.45     112.28    241.70
MS Bond.....................................   22.50    69.37     118.86    254.99
MS Managed..................................   22.80    70.28     120.37    258.03
MS Aggressive Growth........................   23.20    71.48     122.39    262.08
MS International............................   27.00    82.88     141.35    299.73
MS All Pro Large Cap Growth.................   26.20    80.49     137.39    291.92
MS All Pro Large Cap Value..................   26.70    81.98     139.87    296.81
MS All Pro Small Cap Growth.................   29.50    90.33     153.67    323.76
MS All Pro Small Cap Value..................   29.90    91.52     155.63    327.55
Fidelity High Income........................   24.00    73.89     126.40    270.12
Fidelity Equity Income......................   22.70    69.98     119.87    257.02
Fidelity Growth.............................   23.60    72.69     124.40    266.10
Fidelity Asset Manager......................   23.30    71.78     122.89    263.08
Fidelity Index 500..........................   19.80    61.21     105.16    227.19
Fidelity Contrafund.........................   23.60    72.69     124.40    266.10
OCC Equity..................................   26.42    81.14     138.47    294.06
OCC Small Cap...............................   25.74    79.12     135.12    287.44
OCC Managed.................................   25.18    77.44     132.33    281.91
Scudder Bond................................   22.70    69.98     119.87    257.02
Scudder Growth & Income.....................   22.60    69.67     119.36    256.00
Scudder International.......................   27.40    84.07     143.33    303.61
Dreyfus Zero Coupon 2000....................   22.90    70.58     120.88    259.04
Dreyfus Growth & Income.....................   24.80    76.29     130.41    278.10
Dreyfus Socially Resp.......................   25.00    76.89     131.41    280.08
Federated U.S. Gov't Securities II..........   25.50    78.39     133.90    285.03
Federated Utility Fund II...................   26.30    80.78     137.88    292.90
Van Eck Worldwide Bond......................   28.50    87.35     148.76    314.22
Van Eck Worldwide Hard Assets...............   28.60    87.65     149.25    315.17
Van Eck Worldwide Emerging Mkts.............   32.00    97.74     165.86    347.20
Van Eck Worldwide Real Estate...............   32.00    97.74     165.86    347.20



     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charged for purposes of the Examples based on a $1,000 investment.


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                                    SUMMARY



     This section is a summary of some of the more important points that you should know and consider before purchasing this variable annuity contract. We discuss each of these topics in greater detail further back in this prospectus.



THE CONTRACT



     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by us. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell these Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as those which do not qualify for special tax treatment (Non-Qualified Contracts).



To purchase a Contract, you must submit an application and pay the minimum initial premium. We will not begin to make annuity payments until the Maturity Date.



     Free-Look Period. You have the right to return the Contract within 10 days after you receive it. We treat the returned Contract as if it was never issued. If you return the Contract within the free-look period, we will return a refund amount to you. The amount we return is:



     - premiums paid, including any contract fees and charges,



       minus



     - any amounts allocated to the Variable Account



       plus



     - the Variable Account Value on the date of termination.



     Premiums. We require a minimum initial premium of at least $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying premiums of $100 per month. You may make subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.



     Allocation of Net Premiums. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both.



We invest the assets of each Subaccount solely in a corresponding Portfolio. The Contract Account Value (except for amounts in the Guaranteed Account) will vary according to the investment performance of the Portfolios in which the chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate as we may declare.



     Transfers. On or before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. We only allow one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account. After twelve transfers during a Contract Year, we deduct a transfer processing fee of $25 for each additional transfer during that Contract Year.



     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Cash Surrender Value (Contract Account Value less any applicable Surrender Charge), subject to certain limitations.

     Surrender. Upon Written Notice received at the Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge).



     Death Benefit. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract years, the death benefit equals the greater of:



     - premiums paid less any amounts withdrawn (including applicable Surrender Charges), or



     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death.



After the end of the sixth Contract Year, the death benefit equals the greatest of:



     - the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or



     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death, or



     - premiums paid less any amounts withdrawn (including applicable Surrender Charges).



If you die before the Maturity Date, we must generally distribute the Contract Account Value (or, if you are also the Annuitant, the death benefit) to the Beneficiary within five years after the date of your death.



     Step-Up Rider. You may also elect a Step-up Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. We will also "step-up" the guaranteed death benefit by an amount equal to aggregate Net Premiums paid since the last six year Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:



     - the Contract Account Value on the date we receive due proof of the Annuitant's death, or



     - the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).



     Rising Floor Rider. You may also elect a Rising Floor Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit equals the sum of premiums paid less reductions for withdrawals, with interest accumulating at an annual rate of 4 1/2% until the Contract Anniversary prior to the Annuitant's 75th birthday. Thereafter, we add premiums and deduct withdrawals from the guaranteed death benefit. We reduce the guaranteed minimum death benefit for a withdrawal by the same percentage that the withdrawal reduces Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.



CHARGES AND DEDUCTIONS



     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.



For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total gross premiums paid under the Contract.



During each Contract Year after the first Contract Year, you may, subject to certain restrictions, withdraw up to 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.



     Transfer Processing Fee. The first twelve transfers of amounts in the Subaccounts and the Guaranteed Account each Contract year are free. We assess a $25 transfer charge for each additional transfer during such Contract Year.



     Mortality and Expense Risk Charge. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).



     Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expense we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.



     Premium Taxes. If state or other Premium Taxes apply to a Contract, we deduct such taxes. Depending upon when we must pay such taxes to the taxing authority, we deduct those taxes either:



     - from premiums as they are received, or



     - from the Contract Account Value, upon a withdrawal from or surrender of the Contract or upon application of the Contract Account Value to a Payment Option.



     Investment Advisory Fees and Other Expenses of the Funds. Because each Subaccount holds shares of a Portfolio, its net assets reflect the investment advisory fee incurred by the Portfolio. Each Portfolio pays a daily investment advisory fee to its investment adviser based on its average daily net assets. As a result, the amount of the fee depends upon the size of the Portfolio. Each Portfolio also pays other of its own expenses. Currently, the investment adviser may waive part of the investment advisory fee and the Company may reimburse certain expenses of the Portfolios.



ANNUITY PROVISIONS



     Maturity Date. We will apply the Contract Account Value (less any applicable Premium Tax) to a Payment Option on the Maturity Date unless you elect to receive the Cash Surrender Value at that time.



     Payment Options. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:



     - Life Annuity,



     - Life Annuity with 10 Years Guaranteed, and



     - Alternate Income Option.



FEDERAL TAX STATUS



     Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in adverse Federal income tax consequences. In certain circumstances, a penalty tax may apply.



                   PMLIC, THE VARIABLE ACCOUNT AND THE FUNDS


PROVIDENT MUTUAL LIFE INSURANCE COMPANY


     The Contracts are issued by Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and is currently licensed to transact life insurance business in all states and the District of Columbia. At the end of 1998, PMLIC had total assets of approximately $8.7 billion.

     PMLIC is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania as well as by the insurance departments of all other states and jurisdictions in which it does business. PMLIC submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contact described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.



     PMLIC is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT


     The Provident Mutual Variable Annuity Separate Account is a separate investment account of PMLIC, established by the Board of Directors of PMLIC on October 19, 1992, under Pennsylvania law. PMLIC has caused the Variable Account to be registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.



     The assets of the Variable Account are owned by PMLIC. However, these assets are held separate from other assets and are not part of PMLIC's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business PMLIC conducts. PMLIC may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).



     The income, gains or losses, whether or not realized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses. PMLIC may accumulate in the Variable Account the charge for expenses, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.



     The Variable Account currently has thirty-six Subaccounts, thirty-one of which are available under the Contracts. They are: Growth; Money Market; Bond; Managed; Aggressive Growth; International; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Fidelity High Income; Fidelity Equity-Income; Fidelity Growth; Fidelity Asset Manager; Fidelity Index 500; Fidelity Contrafund; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Value Small Cap; OCC Managed; Dreyfus Growth and Income; Dreyfus Socially Responsible; Dreyfus Zero Coupon 2000; Federated Fund for U.S. Government Securities II; and Federated Utility Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Hard Assets; Van Eck Worldwide Emerging Markets; and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


THE FUNDS

     The Variable Account currently invests in portfolios of nine series-type mutual funds; Market Street Fund, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series and Van Eck Worldwide Fund (collectively, the "Funds"). Each of these Funds are registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Fund portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding portfolio.


     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and PMLIC. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between PMLIC and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in portfolios of that Fund.



     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and PMLIC has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to PMLIC, PMLIC will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or portfolio.


     Certain Subaccounts invest in portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.

     The Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Subaccounts invest in shares of the Market Street Fund, Inc. The Fund currently issues six "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available.

     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. Current income is a secondary consideration.

     The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

     The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

     All Pro Large Cap Growth Portfolio seeks to achieve a long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.


     All Pro Small Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Advisers believe show potential for growth in future earnings.


     All Pro Large Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio attempts to achieve this objective by investing primarily in undervalued common stock and other equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the Advisers believe offer above-average potential for growth in future earnings.


     All Pro Small Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio pursues this objective by investing primarily in undervalued common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Advisers believe offer above-average potential for growth in future earnings.



     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the International Portfolio is advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the International Portfolio. PIMC serves as investment adviser for the All Pro Portfolios. PIMC uses a "manager of managers" approach for the All Pro Portfolios under which PIMC allocates each Portfolio's assets among one or more "specialist" investment sub-advisers. As of the date of this prospectus, the assets of each All Pro Portfolio are managed in part by the following:



                PORTFOLIO                                         SUBADVISERS
All Pro Large Cap Growth..................  Cohen, Klingenstein & Marks; Geewax, Terker & Co.
All Pro Small Cap Growth..................  Standish, Ayer & Wood; Husic Capital Management.
All Pro Large Cap Value...................  Equinox Capital Management, Inc.; Harris Associates,
                                            Inc.; Mellon Equity Associates.
All Pro Small Cap Value...................  1838 Investment Advisors; Denver Investment Advisors.


     Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

VARIABLE INSURANCE PRODUCTS AND VARIABLE INSURANCE PRODUCTS FUND II

     The Fidelity High Income Subaccount, the Fidelity Equity-Income Subaccount and the Fidelity Growth Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund ("VIP Fund"); the Fidelity Asset Manager Subaccount, Fidelity Contrafund Subaccount and the Fidelity Index 500 Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund II ("VIP II Fund"). The VIP Fund and the VIP II Fund each offer insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies. The VIP Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate portfolio within the VIP Fund or VIP II Fund. Three of the VIP Fund series are available for investment under the Contracts: VIP High Income Portfolio; VIP Equity-Income Portfolio; and VIP Growth Portfolio. Three of the VIP II Fund series are available for investment under the Contracts: VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio and VIP II Index 500 Portfolio.

     The investment objectives of the pertinent Portfolios of the Funds are set forth below.

     VIP High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

     VIP Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     VIP Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stock, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     VIP II Asset Manager Portfolio. This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

     VIP II Contrafund Portfolio. This Portfolio seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.

     VIP II Index 500 Portfolio. This Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of a broad range of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard and Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.

     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

THE SCUDDER VARIABLE LIFE INVESTMENT FUND


     The Scudder Bond Subaccount, the Scudder Growth and Income Subaccount and the Scudder International Subaccount will invest in shares of their corresponding portfolios of the Scudder Variable Life Investment Fund ("Scudder Fund"). The Scudder Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies. Therefore, shares of the Scudder Fund are sold only to insurance company separate accounts including the PMLIC Variable Annuity Separate Account.



     The Scudder Fund currently consists of seven Portfolios. Only the Bond Portfolio, Growth and Income Portfolio and International Portfolios are available under the variable annuity Contracts offered by PMLIC. Their investment objectives are as follows:


     Bond Portfolio. This Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of securities. It primarily invests in U.S. Government, corporate, and other notes and bonds.

     Growth and Income Portfolio. This Portfolio seeks long-term growth of capital, current income and growth of income. It primarily invests in common stocks, preferred stocks and securities convertible into common stocks.

     International Portfolio. This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies wherever organized, which do business primarily outside the United States.

     Scudder Kemper Investments, Inc., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Scudder Fund, subject to policies established by the Trustees of the Scudder Fund.

OCC ACCUMULATION TRUST

     The OCC Equity Subaccount, the OCC Small Cap Subaccount and the OCC Managed Subaccount will invest only in shares of their corresponding portfolios of the OCC Accumulation Trust ("OCC Trust"). Shares of the OCC Trust are sold only to separate accounts of life insurance companies established to fund variable annuity contracts.


     The OCC Trust currently has seven Portfolios, three of which are available for investment under the Contracts. The investment objectives of the Portfolios available with the variable annuity Contracts issued by PMLIC are described below.


     Equity Portfolio. Long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing.

     Small Cap Portfolio. Capital appreciation through investment in a diversified portfolio of primarily equity securities of companies which market capitalizations of under $1 billion.

     Managed Portfolio. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital which is a subsidiary of PIMCO Advisors L.P. and which is registered as an investment adviser under the Investment Advisers Act of 1940.

DREYFUS VARIABLE INVESTMENT FUND AND THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Growth and Income Subaccount, and the Dreyfus Zero Coupon 2000 Subaccount invest in shares of their corresponding portfolios of the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Subaccount invests in shares of the Dreyfus Socially Responsible Growth Fund, Inc. (collectively, the "Dreyfus Funds"). The Dreyfus Funds are intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

     The Dreyfus Funds investment objective are as follows:

     Growth and Income Portfolio. This Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

     Zero Coupon 2000 Portfolio. The Zero Coupon 2000 Portfolio's goal is to provide as high an investment return as is consistent with the preservation of capital. This Portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This Portfolio will consist primarily of portfolio securities which will mature on or about December 31, 2000.

     Socially Responsible Portfolio. This Portfolio seeks to provide capital growth primarily through equity investments in companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the quality of life in America, current income is a secondary goal.

     The Dreyfus Corporation ("Dreyfus") serves as investment adviser to the Dreyfus Funds. Dreyfus supervises and assists in the overall management of each Dreyfus Funds' affairs subject to the overall authority of the Fund Boards. NCM Capital Management Group, Inc. serves as sub-investment adviser of the Dreyfus Socially Responsible Growth Fund, Inc. and provides day-to-day management of the Fund's portfolio.

FEDERATED INSURANCE SERIES


     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of their corresponding portfolios of the Federated Insurance Series ("Federated Series"). The Federated Insurance Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.


     The Federated Insurance Series currently consists of two Portfolios. Only the Fund for U.S. Government Securities II Portfolio and Utility Fund II Portfolio are available with the Variable Annuity Contract offered by Providentmutual. Their investment objectives are as follows:

     Fund for U.S. Government Securities II Portfolio. This Portfolio seeks to provide current income. It invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.

     Utility Fund II Portfolio. This Portfolio seeks to achieve high current income and moderate capital appreciation. It invests primarily in equity and debt securities of utility companies.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Portfolios, respectively, of the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). Shares of the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolio from Van Eck Trust in accordance with a participation agreement between the Van Eck Trust and Providentmutual. Shares of the Van Eck Worldwide Real Estate Portfolio may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available. The termination provisions of this participation agreement are described below.

     The investment objectives of the Portfolios of Van Eck Trust are set forth below. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that these Portfolios will achieve their stated objectives.

     Van Eck Worldwide Hard Assets Portfolio seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together, Hard Assets); (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, pretochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities. Income is a secondary consideration.

     Van Eck Worldwide Bond Portfolio seeks high total return through a flexible policy of investigating globally, primarily in debt securities. Total return is comprised of current income and capital appreciation. The Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.

     Van Eck Worldwide Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

     Van Eck Worldwide Real Estate Portfolio seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

     The investment adviser for the Van Eck Worldwide Bond, Worldwide Hard Assets and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompanies this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.


     You should note that not all of the Portfolios described in the Prospectuses for the VIP Fund, VIP Fund II, Scudder Fund, OCC Trust, Dreyfus Fund and Federated Insurance Series are available with the Contract. Moreover, PMLIC cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a Fund is not available, PMLIC will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.



     PMLIC has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser will pay PMLIC a service fee based upon an annual percentage of average net assets invested by PMLIC on behalf of the Variable Account. These agreements cover administrative services provided to the Funds by PMLIC. Payments of such amounts by an investment adviser do not increase the fees paid by the Portfolios or Owners invested in the Portfolios.



     Certain Portfolios may have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than those of such other investment portfolios or mutual funds. PMLIC does not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.


RESOLVING MATERIAL CONFLICTS

     Certain Funds available with the Contract may sell Shares to retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code) ("Retirement Plans"). As a result, there is a possibility that a material conflict may arise between the interests of Owners of Contracts, generally, or certain classes of Owners, and such Retirement Plans or participants in such Retirements Plans.

     The MS Fund, VIP Fund, VIP II Fund, Scudder Fund, OCC Trust, Dreyfus Funds, Federated Series and Van Eck Trust are now, or may be in the future, used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PMLIC and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, as well as registered separate accounts of other insurance companies offering variable life and annuity contracts. PMLIC currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than PMLIC contracts or to Retirement Plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, PMLIC will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund also will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. If a material irreconcilable conflict does arise between or among separate accounts, a separate account may be required to withdraw from participation in a Fund. See each individual Fund prospectus for more information.


     A full description of the Portfolios of the Funds, their investment objectives and policies, their risks, expenses and all other aspects of their operations is contained in the attached Prospectuses for the Funds, which should be read carefully together with this Prospectus before investing.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


     PMLIC reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in PMLIC's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, PMLIC may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. PMLIC will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.



     PMLIC also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, PMLIC may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by PMLIC.



     If any of these substitutions or changes are made, PMLIC may by appropriate endorsement change the Contract to reflect the substitution or change. If PMLIC deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other PMLIC separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     In order to purchase a Contract, application must be made to PMLIC through a licensed representative of PMLIC, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment (Non-Qualified Plans) as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plans). See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.


PREMIUMS


     The minimum initial premium which PMLIC will normally accept is $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, the owner may commit to paying $100 per month during the first Contract Year. Subsequent premium payments may be paid under the Contract at any time during the Annuitant's lifetime and before the Maturity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.


     At the time of application, a Planned Periodic Premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

FREE-LOOK PERIOD


     The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. When PMLIC receives the returned Contract at its Service Center, it will be canceled and, PMLIC will refund to the Owner an amount equal to the sum of: (a) the difference between the premiums paid, including any contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (b) the Variable Account Value.


ALLOCATION OF PREMIUMS


     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial Net Premium (premium less deduction of any required premium tax) will be allocated among the Subaccounts and the Guaranteed Account (as designated by the Owner in the application) within two business days of receipt of such premium by PMLIC at its Service Center. If the application is not properly completed, PMLIC will retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, PMLIC will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to PMLIC retaining the premium until the application is complete. Once the application is complete, the initial Net Premium will be allocated within two business days.



     The Owner designates in the application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. Any subsequent Net Premiums will be allocated at the end of the Valuation Period in which the subsequent premium is received by PMLIC, unless the allocation percentages are changed. Premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     The values of the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for premiums in light of market conditions and the Owner's overall financial objectives.


VARIABLE ACCOUNT VALUE

     The Variable Account Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any premiums paid, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Date. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Determination of Number of Units. Any amounts allocated to the Subaccounts will be converted into units of the Subaccount. The number of units to be credited to the Contract is determined by dividing the dollar amount being allocated to the Subaccount by the Unit Value for that Subaccount at the end of the Valuation Period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the Valuation Period by any premiums allocated to the Subaccount during the current Valuation Period and by any transfers to the Subaccount from another Subaccount or from the Guaranteed Account during the current Valuation Period. The number of units in any Subaccount will be decreased at the end of the Valuation Period by any amounts transferred from the Subaccount to another Subaccount or the Guaranteed Account during the current Valuation Period and any Surrender Charge and any Premium Tax Charge deducted upon a withdrawal or surrender and the Annual Administration Fee assessed in connection with the Contract during the current Valuation Period.

     Determination of Unit Value. The Unit Value for each Subaccount's first Valuation Period is set at $500. The Unit Value for a Subaccount is calculated for each subsequent Valuation Period by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

     Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

     (a) is the net result of:

        1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

        2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

        3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

        4. any amount charged for taxes or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

        5. the amount charged for mortality and expense risk for that Valuation Period; minus

        6. the amount charged for administration for that Valuation Period; and

     (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, an Owner may transfer all or a part of an amount in the Subaccount(s) to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount must be the lesser of $500 or the entire amount in that Subaccount or the Guaranteed Account. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 will be treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


     The transfer will be made on the day Written Notice requesting such transfer is received by PMLIC. There is no limit on the number of transfers which can be made between Subaccounts or to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account," Page 27). The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each written request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The processing fee will be deducted from the amount being transferred.



     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to PMLIC. PMLIC reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.



     PMLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. PMLIC, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures PMLIC will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.


     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts will be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current allocation instructions will be treated as a request to change such allocation instructions.


     Once elected Automatic Asset Rebalancing begins on the first quarterly or annual anniversary following election. You may change or terminate Automatic Asset Rebalancing by written instruction to PMLIC, or by telephone if you have previously authorized us to take telephone instructions. Automatic Asset Rebalancing transfers do not count as one of the 12 free transfers available during any Contract Year. PMLIC reserves the right to suspend Automatic Asset Rebalancing at any time for any class of contracts for any reason upon written notice to you.



     Advance Orders of Transfers. Owners may elect to request transfers of amounts in a Subaccount (other than the Money Market Subaccount) out of that Subaccount to the Money Market Subaccount in advance of the time that they want the transfer executed. To make this election, Owners must submit a written Advance Order to the Service Center specifying the percentage amount by which they want their Variable Account Value in a specific Subaccount in increase (or decrease) above (below) the value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. PMLIC will measure the percentage change in such Variable Account Value by reference to the Net Investment Factor for the Specified Subaccount and execute the transfer when the unit value for that Subaccount increases or decreases by at least the percentage specified by the Owner, as measured using the unit value as of the Valuation Period next ended after receipt of the Advanced Order at the Service Center.



     Once received at the Service Center, an Advance Order remains in effect until executed, cancelled, or superseded by subsequent Advance Order for a transfer out of the same Subaccount. PMLIC does not currently assess a charge for Advance Orders, but reserves the right to charge for this service. In addition, Providentmutual may terminate the Advance Order privilege or change its terms at any time by providing written notice to Owners at least 15 days in advance of such termination or modification.


DOLLAR COST AVERAGING


     Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. PMLIC, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.



     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made by an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account," Page 27.)


     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the free-look period.


     Once elected, transfers from the designated Subaccount will be processed monthly until the number of designated transfers have been completed, or the value of the designated Subaccount is completely depleted, or the Owner instructs PMLIC in writing to cancel the monthly transfers.



     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without imposing the Transfer Charge. PMLIC reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.


WITHDRAWALS AND SURRENDER


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, an Owner may withdraw part of the Cash Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a Cash Surrender Value of not less than $2,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 will be treated as a request for a full withdrawal of the amount in that Subaccount or the Guaranteed Account. PMLIC will withdraw the amount requested from the Contract Account Value on the day Written Notice for the withdrawal is received at its Administrative Office. Any applicable Surrender Charge and Premium Tax Charge will be deducted from the amount withdrawn. (See "Surrender Charge," Page 27).


     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal will be made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately prior to the withdrawal.

     A withdrawal may have adverse Federal income tax consequences. (See "Taxation of Annuities," Page 34.)

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner of a Contract to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain Federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before requesting any systematic withdrawals.


     Contract Owners entering into the plan instruct PMLIC to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions will begin on the monthly or quarterly anniversary following the receipt of the request. The minimum distribution requested must be for at least $100 monthly or at least $300 quarterly. The maximum amount which can be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the initial premium paid if elected at the time of application. PMLIC will notify the Owner if the total amount to be withdrawn in a subsequent Contract Year will exceed 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs PMLIC to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, PMLIC will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, PMLIC will deduct the applicable Surrender Charge from the remaining payments made during that Contract Year (See "Surrender Charge," Page 27).



     PMLIC will pay the Owner the amount requested each month or quarter and cancel units equal to the amount withdrawn from the Subaccounts and the Guaranteed Account based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal. In the event that the amount to be withdrawn exceeds the Subaccount's Value, PMLIC will process the withdrawal for the amount available and will contact the Owner for further instructions.


     Each payment under the systematic withdrawal plan of less than 10% of the Contract Account Value as of the beginning of such Contract Year is not subject to a Surrender Charge. However, notwithstanding the rules ordinarily governing the imposition of a Surrender Charge (see "Surrender Charge," Page 27), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.


     Systematic withdrawals may be discontinued by the Owner at any time upon written request to PMLIC. PMLIC reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.


     Charitable Remainder Trust Rider. Contract Owner may elect a Charitable Remainder Trust Rider, which combines an extended Maturity Date to the contract anniversary nearest the Annuitant's age 100, unless a lump sum payment of Cash Surrender Value is elected, with a replacement of the surrender charge/withdrawal provision for contracts issued in a Charitable Remainder Trust. A Charitable Remainder Trust allows for income to be distributed and for the payment of trustee fees and charges. The rider would only apply the appropriate surrender charge to withdrawals or surrenders during a contract year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the contract year; or (2) any amounts in excess of the total premiums paid. There will be no limit on the number of withdrawals occurring in any contract year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may request a surrender of the Contract for its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge). The proceeds paid to the Contract Owner will equal the Cash Surrender Value less any applicable Premium Tax Charge, and any withholding taxes. (See "Surrender Charge," Page 27.) The Cash Surrender Value will be determined on the date Written Notice of Surrender and the Contract are received at PMLIC's Administrative Office. The Cash Surrender Value will be paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse Federal income tax consequences. (See "Taxation of Annuities," Page 34.)


     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


     Contract Termination. PMLIC may end this Contract and pay the Cash Surrender Value to the Owner if, before the Maturity Date, all of these events simultaneously exist:


        1. no premiums have been paid for at least two years;

        2. the Contract Account Value is less than $2,000; and

        3. the total premiums paid, less any partial withdrawals, is less than $2,000.


     PMLIC will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless PMLIC receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the required minimum amount.


DEATH BENEFIT BEFORE MATURITY DATE


     Step-Up Rider. At issue, a Contract Owner may elect the Step-up Rider for an Annuitant who is age 0-70. The Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year contract anniversary and is reset every six years to the Contract Account Value on the next six year contract anniversary, if greater. This reset continues until the six year contract anniversary on or before the annuitant's 85th birthday. Premiums paid between the six year contract anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date PMLIC receives due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges. The Rider is automatically included with all contracts issued in New York for Annuitants age 0-70.



     Rising Floor Rider. At issue, a Contract Owner also may elect the Rising Floor Rider for an Annuitant who is age 0-70, which provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 4 1/2% interest until the contract anniversary prior to the annuitant's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted for the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value. This Rider is not available in New York.



     Death of Annuitant. If the Annuitant dies before the Maturity Date, PMLIC will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: the premiums paid, less any withdrawals (including applicable Surrender Charges and Premium Tax Charges); or the Contract Account Value less any Premium Tax Charges on the date PMLIC receives due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:


        1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn and any Premium Tax Charges; or


        2. the Contract Account Value less any Premium Tax Charges on the date PMLIC receives due proof of the Annuitant's death; or


        3. the premiums paid, less any withdrawals (including applicable Surrender Charges and Premium Tax Charges).

There is no death benefit payable if the Annuitant dies after the Maturity Date. The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, Federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (less any Premium Tax Charges) (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that such distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint owners, the surviving joint owner will be the designated Beneficiary. Joint owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE


     The Maturity Date is selected by the Owner subject to PMLIC's approval and state law.


     On the Maturity Date, the proceeds will be applied under the Life Annuity with Ten Year Certain Payment Option, unless the Owner chooses to have the proceeds paid under another Payment Option or in a lump sum. If a Payment Option is elected, the amount which will be applied is the Contract Account Value; if a lump sum payment is chosen, the amount paid will be the Cash Surrender Value on the Maturity Date.

     The Maturity Date may be changed subject to these limitations: the Owner's Written Notice must be received at the Administrative Office at least 30 days before the current Maturity Date; the requested Maturity Date must be a date that is at least 30 days after receipt of the Written Notice; and the requested Maturity Date must be not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

PAYMENTS

     Any withdrawal, Cash Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of due proof of death. However, payments may be postponed if:

        1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

        2. the SEC permits by an order the postponement for the protection of policyowners; or

        3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.


     If a recent check or draft has been submitted, PMLIC has the right to defer payment until such check or draft has been honored.



     PMLIC has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Written Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.


MODIFICATION


     Upon notice to the Owner, PMLIC may modify the Contract, but only if such modification:



        1. is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which PMLIC is subject; or


        2. is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other Federal or state laws relating to retirement annuities or variable annuity contracts; or

        3. is necessary to reflect a change in the operation of the Variable Account; or

        4. provides additional Variable Account and/or fixed accumulation options.


     In the event of any such modifications, PMLIC will make appropriate endorsement to the Contract.


REPORTS TO CONTRACT OWNERS


     At least quarterly, PMLIC will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Cash Surrender Value of the Contract and any further information required by any applicable law or regulation. The information will be as of a date not more than two months prior to the date of the mailing.


CONTRACT INQUIRIES


     Inquiries regarding a Contract may be made by writing to PMLIC at its Administrative Office, 300 Continental Drive, Newark, Delaware 19713.


                             THE GUARANTEED ACCOUNT


     An Owner may allocate some or all of the premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of PMLIC's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. PMLIC's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor PMLIC's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither PMLIC's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of PMLIC's General Account, PMLIC assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to PMLIC's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES


     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. PMLIC intends to credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since PMLIC, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account Value will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, PMLIC will determine a new current interest rate on such amount and accrued interest thereof (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of PMLIC. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


     Amounts deducted from the Guaranteed Account for the administration fee, withdrawals, transfers to the Subaccounts, or other charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.


     PMLIC reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).


     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred, or withdrawn from it.

TRANSFERS FROM GUARANTEED ACCOUNT


     Within 30 days prior to or following any Contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500 in which case the entire amount will be transferred. If the Written Notice of such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the Written Notice is received after the Contract Anniversary, the transfer will be made as of the date PMLIC receives the Written Notice at its Administrative Office.


PAYMENT DEFERRAL


     PMLIC has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Written Notice for withdrawal, surrender, or transfer.


                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by PMLIC; conversely, if the amount of such charges proves more than enough, the excess will be retained by PMLIC. PMLIC does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from PMLIC's general assets.


     Charges for Withdrawals or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0

     No Surrender Charge is deducted if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the applicable Surrender Charge and Premium Tax Charge will be deducted from the Contract Account Value in determining the Cash Surrender Value. For a partial withdrawal, any applicable Surrender Charge and Premium Tax Charge will be deducted from the amount withdrawn, unless the Contract Owner requests in advance that the Surrender Charge and Premium Tax Charge be deducted from the remaining Contract Account Value. In this case, the amount that will be withdrawn from the Contract Account Value will equal the amount of the withdrawal request plus any Surrender Charge and Premium Tax Charge. If the requested amount is withdrawn from the Guaranteed Account and one or more of the Subaccounts, or is withdrawn from more than one Subaccount, then the Surrender Charge and Premium Tax Charge will be deducted form each Subaccount and/or from the Guaranteed Account based on the percentage of the withdrawal amount deducted from each Subaccount and/or from the Guaranteed Account. However, where such a withdrawal request would reduce the amount in a Subaccount or the Guaranteed Account below $500 and is therefore treated as a withdrawal of the entire amount of Contract Account Value in the Subaccount or the Guaranteed Account, then the Surrender charge and Premium Tax Charge that otherwise would be allocated to that account will be deducted from the amount withdrawn.

     Amounts Not Subject to Surrender Charge. Subject to certain restrictions, up to 10% of the Contract Account Value as of the beginning of a Contract Year may be withdrawn or surrendered in that Contract Year without a Surrender Charge. Specifically, after the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of such Contract Year. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during such Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year. If a surrender is made during a Contract Year in which there has not been more than one withdrawal made, the Contract Owner may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during such Contract Year without imposition of the Surrender Charge. In the event that a surrender is made in excess of the amount which may be surrendered free of charge, only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES


     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of the Contract or on the Maturity Date (if other than on a Contract Anniversary), PMLIC deducts from the Contract Account Value an Annual Administration Fee of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. No Annual Administrative Fee is payable during the annuity period.



     Asset-Based Administration Charge. To compensate PMLIC for costs associated with administration of the Contracts, prior to the Maturity Date PMLIC deducts a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.


TRANSFER PROCESSING FEE

     The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Written Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The processing fee will be deducted from the amount being transferred.

MORTALITY AND EXPENSE RISK CHARGE


     To compensate PMLIC for assuming mortality and expense risks, prior to the Maturity Date PMLIC deducts a daily Mortality and Expense Risk Charge from the assets of the Variable Account. PMLIC will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).



     The mortality risk PMLIC assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk PMLIC assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk PMLIC assumes is the risk that the surrender charges, administration fees, and transfer fees may be insufficient to cover actual future expenses.


OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fees and operating expenses incurred by the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. Each advisory fee is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the Portfolio and the assets of such Portfolio. Each Portfolio of the Funds is also responsible for its operating expenses. At the present time, certain expenses are being reimbursed and advisory fees waived. The expense reimbursement and fee waiver agreements are expected to continue past the current year. However, these agreements are subject to termination and, if any of the agreements are terminated, Fund expenses will increase. See the accompanying current Prospectuses for the Funds for further details.

PREMIUM TAXES

     Various states levy a premium tax on annuity contracts issued by insurance companies. Other states levy a premium tax on contracts sold in its state only if the state of domicile of the Company issuing such contract imposes a premium tax on contracts sold in that state. Premium tax rates are subject to change from time to time by legislative and other governmental action.

     If premium taxes are applicable to a Contract, they will be deducted from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract or
(ii) application of the proceeds to a Payment Option or (iii) payment of death benefit proceeds.

OTHER TAXES


     Currently, no charge will be made against the Variable Account for Federal income taxes. PMLIC may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to PMLIC. Charges for other taxes attributable to the Variable Account, if any, may also be made.


                                PAYMENT OPTIONS


     The Contract ends on the Maturity Date, at which time the Contract Account Value will be applied under a Payment Option, unless the Owner elects to receive the Cash Surrender Value in a single sum. If an election of a Payment Option has not been filed at PMLIC's Administrative Office on the Maturity Date, the proceeds will be paid as a life annuity with payments for ten years guaranteed. Prior to the Maturity Date, the Owner can have the Cash Surrender Value applied under a Payment Option, or a Beneficiary can have the death benefit applied under a Payment Option. Any premium tax applicable will be deducted from the Cash Surrender Value or the Contract Account Value at the time payments commence. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.


     The Payment Options available are described below. The term "Payee" means a person who is entitled to receive payment under that option. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF OPTIONS


     An option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of PMLIC. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.


     An election of option and any revocation or change must be made by Written Notice. It must be filed with the Administrative Office.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

DESCRIPTION OF OPTIONS

     Option A -- Life Annuity Option. To have the proceeds paid in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have the proceeds paid in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the Tables in the Contract which apply to the particular option using the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only. Age will be determined from the nearest birthday at the due date of the first payment.


     Alternate Income Option. In lieu of one of the above options, the Contract Account Value, Cash Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on PMLIC's single premium immediate annuity rates in effect at the time of settlement. Such rates will be adjusted to a due basis. The first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. The income will then be increased by 4%. In no case will the income be less than that which would be payable if the amount were used to purchase a single premium immediate annuity adjusted to a due basis.


                            YIELDS AND TOTAL RETURNS


     From time to time, PMLIC may advertise or include in sales literature, historic performance data for the variable accounts, including yields, effective yields, standard annual total returns and nonstandard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.


     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shown the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).


     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. In addition, PMLIC may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.


     Non-standard performance date will only be disclosed if the standard performance date for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provide data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.


     PMLIC may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS



     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE



INTRODUCTION



     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon PMLIC's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").



     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on PMLIC's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirement that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.



TAX STATUS OF THE CONTRACTS



     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.



     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While PMLIC believes that the Contracts do not give Owners investment control over Variable Account assets, PMLIC reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.



     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.



THE TREATMENT OF ANNUITIES



     In General. PMLIC believes that if you are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value, and, in the case of a Qualified Contract, any portion of an interest in the qualified plan, generally is treated as a distribution.)



TAXATION OF NON-QUALIFIED CONTRACTS



     Non-Natural Person. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.



     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.



     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:



     - made on or after the taxpayer reaches age 59 1/2;



     - made on or after the death of an Owner;



     - attributable to the taxpayer's becoming disabled; or



     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax. Other penalties may apply to Qualified Contracts.



     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(b) if distributed under a Payment Option, they are taxed in the same way as annuity payments.



     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to Owners that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.



     Multiple Contracts. All annuity contracts that are issued by PMLIC (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.



TAXATION OF QUALIFIED CONTRACTS



     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, Beneficiaries and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but PMLIC is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless PMLIC consents.



     The Owner may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.



     Distributions. Annuity payments are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the contract can be zero.



     Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. PMLIC will endorse the Contract as necessary to conform it to the requirements of such plan.



     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.



     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may, provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension

(SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.



     Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.



     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security ) tax.



     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



WITHHOLDING



     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.



     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as minimum distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.



POSSIBLE CHANGES IN TAXATION



     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.



OTHER TAX CONSEQUENCES



     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect PMLIC's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS



     The Contracts will be offered to the public on a continuous basis, and PMLIC does not anticipate discontinuing the offering of the Contracts. However, PMLIC reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell PMLIC's variable annuity contracts and who are also registered representatives of 1717 Capital Management Company ("1717") or broker/dealers having selling agreements with 1717 or broker/dealers having selling agreements with such broker/dealers. 1717 is a wholly owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.



     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between PMLIC and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. 1717 receives the full commissions on Contracts sold by its registered representatives. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.


                            PREPARING FOR YEAR 2000


     Like all financial services providers, PMLIC and its affiliates utilize systems that may be affected by Year 2000 transition issues and they rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. PMLIC and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on PMLIC and its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. PMLIC and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about January 1, 1999 but there can be no assurance that PMLIC and its affiliates will be successful, or that interaction with other service providers will not impair PMLIC or its affiliates' services at that time.


                               LEGAL PROCEEDINGS


     PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or PMLIC.


                                 VOTING RIGHTS


     In accordance with its view of present applicable law, PMLIC will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or PMLIC determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Maturity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.


     Fund shares as to which no timely instructions are received and shares held by PMLIC in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.


     Each person having a voting interest in a Subaccount will receive proxy materials, reports, and other material relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS


     The audited statements of financial condition for PMLIC as of December 31, 1998 and 1997 and the related statements of operations, changes in unassigned surplus and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statement of assets and liabilities of the Variable Account as of December 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Dividends..............................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-2
     Other Subaccount Yields................................     S-3
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-6
     Effect of the Administration Fee on Performance Data...     S-8
Termination of Participation Agreements.....................     S-8
Safekeeping of Account Assets...............................    S-10
State Regulation............................................    S-10
Records and Reports.........................................    S-10
Legal Matters...............................................    S-10
Experts.....................................................    S-10
Other Information...........................................    S-11
Financial Statements........................................     F-1

                                   APPENDIX A
                              FINANCIAL HIGHLIGHTS



     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial Statements" concerning financial statements contained in the Statement of Additional Information.



     The table below sets forth certain information regarding the Subaccounts as of December 31, 1998.


                                                    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                      AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                    SUBACCOUNT                       12/31/98        12/31/98         12/31/97        12/31/97         12/31/96
                    ----------                      ----------   -----------------   ----------   -----------------   ----------
MS Growth.........................................   1,065.67         4,945.24          950.55        3,848.31          775.34
MS Money Market...................................     598.06         8,576.56          575.95        6,625.22          554.47
MS Bond...........................................     637.92         1,670.46          597.74          993.30          553.59
MS Managed........................................     866.94         1,696.49          781.27        1,443.37          653.55
MS Aggressive Growth..............................     887.21         1,174.22          833.15          769.36          697.07
MS International..................................     764.54         3,016.56          704.02        3,125.55          651.04
MS All Pro Large Cap Growth.......................     583.02            11.63
MS All Pro Large Cap Value........................     490.39            12.01
MS All Pro Small Cap Growth.......................     485.44            10.62
MS All Pro Small Cap Value........................     408.65            11.18
Fidelity High Income..............................     743.43         4,385.78          788.02        3,296.95          679.15
Fidelity Equity Income............................   1,113.96        11,763.02        1,011.99        9,404.06          801.08
Fidelity Growth...................................   1,245.95         7,706.38          905.80        6,516.65          743.89
Fidelity Asset Manager............................     866.16         2,408.49          763.46        2,055.09          641.70
Fidelity Index 500................................   1,377.32         9,006.00        1,088.42        5,559.85          831.78
Fidelity Contrafund...............................   1,127.92         3,848.82          879.99        2,353.16          718.85
OCC Equity........................................   1,181.96         3,477.76        1,071.54        3,150.90          858.13
OCC Small Cap.....................................     724.89         3,315.72          808.05        2,961.17          670.35
OCC Managed.......................................   1,117.54         7,153.80        1,057.94        6,369.66          877.27
Scudder Bond......................................     625.13         1,577.09          594.92        1,073.80          553.18
Scudder Growth & Income...........................     962.07         4,042.74          913.35        2,118.10          709.94
Scudder International.............................     748.08         1,695.38          641.18        1,239.16          596.09
Dreyfus Zero Coup. 2000 ..........................     614.21         1,318.02          580.67          712.24          550.29
Dreyfus Growth & Inc..............................     975.63         2,289.14          884.85        1,799.35          772.15
Dreyfus Socially Resp.............................   1,172.49         1,330.85          918.99          506.81          725.61
Federated Fund for U.S. Govn't Securities II......     618.36         1,067.47          582.47          317.09          544.01
Federated Utility Fund II.........................     886.67           470.16          789.26          304.63          632.04
Van Eck Worldwide Bond............................     588.75             2.93
Van Eck Worldwide Hard Assets.....................     345.27             1.27
Van Eck Worldwide Emerging Mkts...................     297.26             0.00
Van Eck Worldwide Real Estate.....................     425.72             0.00

                                                     NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                    OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                    SUBACCOUNT                          12/31/96         12/31/95        12/31/95         12/31/94
                    ----------                      -----------------   ----------   -----------------   ----------
MS Growth.........................................      2,631.88          657.63         1,246.84          511.45
MS Money Market...................................      5,296.64          534.58         3,510.81          513.30
MS Bond...........................................        730.75          545.35           366.16          459.55
MS Managed........................................      1,070.67          592.07           272.65          482.84
MS Aggressive Growth..............................        507.30          584.65           376.84          522.44
MS International..................................      2,617.73          595.43         1,329.83          528.22
MS All Pro Large Cap Growth.......................
MS All Pro Large Cap Value........................
MS All Pro Small Cap Growth.......................
MS All Pro Small Cap Value........................
Fidelity High Income..............................      2,498.16          604.03         1,393.43          507.88
Fidelity Equity Income............................      6,996.28          710.92         2,625.21          533.64
Fidelity Growth...................................      5,412.35          657.74         2,143.41          492.73
Fidelity Asset Manager............................      1,277.53          567.88           566.68          492.38
Fidelity Index 500................................      2,825.25          686.84           875.69              --
Fidelity Contrafund...............................        997.07              --               --          507.68
OCC Equity........................................      2,175.67          705.50           995.33          468.40
OCC Small Cap.....................................      2,106.40          572.66           733.25          515.26
OCC Managed.......................................      4,119.48          724.69         1,152.25          503.97
Scudder Bond......................................        756.19          545.82           175.27          504.88
Scudder Growth & Income...........................        705.75              --               --              --
Scudder International.............................        313.71              --               --              --
Dreyfus Zero Coup. 2000 ..........................        553.93          544.02           202.47          467.73
Dreyfus Growth & Inc..............................        895.01              --               --              --
Dreyfus Socially Resp.............................        137.32              --               --              --
Federated Fund for U.S. Govn't Securities II......         88.34              --               --              --
Federated Utility Fund II.........................        116.78              --               --              --
Van Eck Worldwide Bond............................
Van Eck Worldwide Hard Assets.....................
Van Eck Worldwide Emerging Mkts...................
Van Eck Worldwide Real Estate.....................

                                                     NUMBER OF UNITS
                                                    OUTSTANDING AS OF
                    SUBACCOUNT                          12/31/94
                    ----------                      -----------------
MS Growth.........................................       298.94
MS Money Market...................................       453.09
MS Bond...........................................       134.18
MS Managed........................................        67.77
MS Aggressive Growth..............................        98.84
MS International..................................       190.49
MS All Pro Large Cap Growth.......................
MS All Pro Large Cap Value........................
MS All Pro Small Cap Growth.......................
MS All Pro Small Cap Value........................
Fidelity High Income..............................        23.35
Fidelity Equity Income............................       308.68
Fidelity Growth...................................       173.34
Fidelity Asset Manager............................       174.09
Fidelity Index 500................................           --
Fidelity Contrafund...............................        13.31
OCC Equity........................................        17.66
OCC Small Cap.....................................        66.91
OCC Managed.......................................       152.34
Scudder Bond......................................       108.98
Scudder Growth & Income...........................           --
Scudder International.............................           --
Dreyfus Zero Coup. 2000 ..........................         0.00
Dreyfus Growth & Inc..............................           --
Dreyfus Socially Resp.............................           --
Federated Fund for U.S. Govn't Securities II......           --
Federated Utility Fund II.........................           --
Van Eck Worldwide Bond............................
Van Eck Worldwide Hard Assets.....................
Van Eck Worldwide Emerging Mkts...................
Van Eck Worldwide Real Estate.....................

                                   APPENDIX B



                               PLAN OF CONVERSION



     It is anticipated that, at some point in the future, a Plan of Conversion ("Plan") will become effective pursuant to which Provident Mutual Life Insurance Company, a Pennsylvania mutual life insurance corporation ("PMLIC"), will be reorganized and continue its corporate existence ("Conversion") as Provfirst America Life Insurance Company, a Pennsylvania stock life insurance corporation ("Provfirst Life"). The Plan was adopted by PMLIC's board of directors on October 13, 1998. The Plan was approved by the Pennsylvania Deputy Insurance Commissioner by a Decision and Order dated November 6, 1998 ("Order"). The PMLIC policyholders entitled to vote on the Plan duly adopted the Plan at a special meeting held on February 9, 1999. On February 11, 1999, the Court of Common Pleas of Philadelphia County issued an order granting a preliminary injunction, Butler, et al. v. Provident Mutual Life Insurance Company, et al., Philadelphia County Court of Common Pleas, Civil Trial Division, No. 9901-00780, which has postponed completion of the Conversion until the court conducts a hearing and completes such other procedures as the court may deem appropriate. The primary basis of the complaint is the Provident Mutual's Plan of Conversion is unfair to current policyholders. In addition, plaintiffs allege that the disclosures contained in Provident Mutual's Policyholder Information Statement (the document sent to policyholders prior to their vote on the Plan) were inadequate. The Company believes the Plan and related disclosure documents meet all applicable legal requirements. PMLIC petitioned the Pennsylvania Commonwealth Court to stay the lower court's preliminary injunction. That petition was denied and proceedings are continuing in the Court of Common Pleas.



     The current and future rights and interest of owners of PMLIC insurance and annuity contracts, including the Policies will not change as a result of the Conversion, and the Conversion will not increase premiums or reduce Policy benefits, values, guarantees or other Policy obligations to Owners. If the Conversion occurs, all PMLIC insurance policies and annuity contracts in force on the date of the Conversion, including the Policies, will continue, after the Conversion, as policies of Provfirst Life. The Conversion will not change the operations of the Variable Account and will not result in any material disruption of the services provided to Owners.



     Before the Conversion, PMLIC will continue to conduct business in all jurisdictions under the name "Provident Mutual Life Insurance Company." After the Conversion, it is anticipated that PMLIC will conduct business in all jurisdictions under the name "Provfirst America Life Insurance Company," except in those jurisdictions in which regulators have not yet approved use of this name. In those jurisdictions, Provfirst Life will continue to do business using the name "Provident Mutual Life Insurance Company" until it receives approval to use the new name.



     Likewise, each Variable Account of PMLIC will continue, after the Conversion, as a Variable Account of Provfirst Life. If the Conversion occurs, it will not change the operations of any Variable Account supporting a policy or contract. However, after the Conversion, the names of the Variable Accounts will be changed by replacing the words "PMLIC" with "Provfirst America" in each name. Use of the new Variable Account names in each jurisdiction will generally begin concurrently with the use of Provfirst Life's new name. Nevertheless, some jurisdictions require separate approval of the new Variable Account names, and in those jurisdictions, Provfirst Life will not use such new name until it receives such approval.



     Pursuant to the Plan, PMLIC will also form Provident Mutual Holding Company, a Pennsylvania nonstock corporation, and Provfirst America Corporation, a Pennsylvania business corporation. If the Conversion occurs, all the shares of voting stock of Provfirst Life will be issued to the Provfirst America Corporation, and all the shares of voting stock of Provfirst America Corporation will be issued to Provident Mutual Holding Company, except for approximately 1% of the then-issued shares of voting stock of Provfirst America Corporation, which will be issued to an employee stock ownership plan to be formed by Provfirst Life. Pursuant to the Order and as set forth in the Plan, Provident Mutual Holding Company will at all times, directly or indirectly, control Provfirst Life through the ownership of at least a majority of the voting authority of Provfirst America Corporation, which will hold, directly or indirectly, all the outstanding voting stock of Provfirst Life. If the Conversion occurs, the directors and executive officers of Provfirst Life serving immediately prior to the Effective Date will remain as the directors and executive officers of each of Provident Mutual Holding Company, Provfirst America Corporation and Provfirst Life after the Effective Date.



     Before the Conversion, PMLIC policyholders have (1) contract rights under their insurance policies and annuity contracts, and (2) certain membership rights in PMLIC. The principal contract right of policyholders is the right to receive the type and amount of benefits specified in their policies or contracts in accordance with their terms and conditions, including the right to receive policy dividends, when, if, and as declared by the board of directors of PMLIC in accordance with the terms and conditions of such policies. The membership rights of policyholders include the right to vote at annual or special meetings of PMLIC, and certain rights as provided by law in any remaining surplus of PMLIC in the event of the insolvency, winding-up or liquidation of PMLIC, after the discharge of all other liabilities.



     If the Conversion occurs, the contract rights and the membership rights of policyholders of PMLIC policies will be separated. The contract rights will remain with Provfirst Life and the membership rights in PMLIC will be extinguished. Each policyholder will then receive, by operations law, membership rights in Provident Mutual Holding Company. Each future policyholder of Provfirst Life will become a member of Provident Mutual Holding Company, and each member will remain a member of Provident Mutual Holding Company as long as the policy or policies conferring such membership remain in force.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
         HOME OFFICE: 1050 WESTLAKES DRIVE, BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717
      ADMINISTRATIVE OFFICE: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
                       VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Provident Mutual Life Insurance Company ("PMLIC"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and the Market Street Fund, Inc., the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund, the Federated Insurance Series and the Van Eck Worldwide Insurance Trust. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.



      The date of this Statement of Additional Information is May 1, 1999.


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*


ADDITIONAL CONTRACT PROVISIONS (19-26)......................    S-2
     The Contract...........................................    S-2
     Incontestability.......................................    S-2
     Misstatement of Age or Sex.............................    S-2
     Dividends..............................................    S-2
CALCULATION OF YIELDS AND TOTAL RETURNS (31)................    S-2
     Money Market Subaccount Yields.........................    S-2
     Other Subaccount Yields................................    S-3
     Average Annual Total Returns...........................    S-4
     Other Total Returns....................................    S-6
     Effect of the Administration Fee on Performance Data...    S-8
TERMINATION OF PARTICIPATION AGREEMENTS (12)................    S-8
SAFEKEEPING OF ACCOUNT ASSETS...............................   S-10
STATE REGULATION (10).......................................   S-10
RECORDS AND REPORTS.........................................   S-10
LEGAL MATTERS (37)..........................................   S-10
EXPERTS.....................................................   S-10
OTHER INFORMATION...........................................   S-11
FINANCIAL STATEMENTS (Appendix A)...........................    F-1


---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT


     The entire contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. PMLIC cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.


INCONTESTABILITY


     PMLIC will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.


MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

DIVIDENDS


     The Contract is eligible for dividends. PMLIC will determine the share of its divisible surplus to be apportioned to the Contract on a yearly basis. Since this Contract will probably not contribute to surplus, PMLIC does not expect to credit dividends to it. If a dividend is credited, it will be paid to the Owner in cash.


                    CALCULATION OF YIELDS AND TOTAL RETURNS


     From time to time, PMLIC may disclose historic performance data for the subaccounts including yields, standard annual, total returns, and other non standard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.


     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investing income, on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee; 2) the Asset-Based Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value for the first day of the seven-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an administration fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)6-1

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of premiums paid during the six years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed on the first or second withdrawal in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.


     Until a Subaccount has been in operation for 10 years, PMLIC will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.


     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Subaccount unit values which PMLIC calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Administration Fee is $30 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than seven years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return net of Subaccount recurring charges

     ERV = the ending redeemable value (net of any applicable Surrender Charge) of the hypothetical account at the end of the period

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect. In addition, sales literature or advertisements may quote average annual total return for the Subaccounts for the period before the Contracts were registered under the 1933 Act, with the level of Contract charges currently in effect.


     The Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the Subaccounts' inception of the Subaccounts. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and the Federated Insurance Series are not affiliated with PMLIC. While PMLIC has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, PMLIC does not represent that they are true and complete, and disclaims all responsibility for these figures.

     Such average annual total return information for the Subaccounts is as follows:



                                                                                       FOR THE 10-YEAR PERIOD
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR     ENDED 12/31/98 (OR
                                                      PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION IF
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)           12/31/98         12/31/98       LESS THAN 10 YEARS)
---------------------------------------------        --------------   --------------   ----------------------
MARKET STREET
  Fund Growth (December 12, 1985)..................        6.78%          15.67%                13.52%
  Money Market (December 12, 1985).................       (1.12)%          3.14%                 3.68%
  Bond (December 12, 1985).........................        1.63%           4.82%                 6.53%
  Managed (December 12, 1985)......................        5.68%          11.30%                 9.72%
  Aggressive Growth (May 1, 1989)..................        1.41%          10.46%                12.06%
  International (November 1, 1991).................        3.42%           7.01%                 7.65%
MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998)...........       11.07%                                 9.35%
  All Pro Large Cap Value (May 4, 1998)............       (6.62)%                               (8.06)%
  All Pro Small Cap Growth (May 4, 1998)...........       (7.57)%                               (8.99)%
  All Pro Small Cap Value (May 4, 1998)............      (22.23)%                              (23.43)%
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).................      (10.19)%          6.86%                 9.41%
  Equity Income (October 9, 1986)..................        4.84%          16.75%                13.93%
  Growth (October 9, 1986).........................       31.08%          19.68%                17.69%
  Asset Manager (September 6, 1989)................        8.06%           9.85%                11.30%
  Index 500 (August 27, 1992)......................       20.56%          21.65%                19.39%
  Contrafund (July 3, 1995)........................       22.12%                                25.84%
OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................        5.05%          18.25%                17.67%
  Small Cap (August 1, 1988).......................      (14.62)%          6.60%                 6.83%
  Managed (August 1, 1988).........................        0.59%          17.13%                16.56%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (July 16, 1985).............................        0.06%           4.18%                 6.99%
  Growth & Income (May 2, 1994)....................        0.31%                                17.86%
  International (May 1, 1987)......................       11.13%           8.35%                10.27%
DREYFUS VARIABLE INVESTMENT FUND
  Zero Coupon 2000 (August 31, 1990)...............        0.73%           4.03%                 7.85%
  Growth & Income (May 2, 1994)....................        5.01%                                19.51%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
  Socially Responsible (October 7, 1993)...........       21.56%          20.38%                20.96%
FEDERATED INSURANCE SERIES
  Fund for US Gov't Securities II (March 29,
     1994).........................................        1.10%                                 4.52%
  Utility Fund II (April 14, 1994).................        7.00%                                12.22%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............        5.90%           4.58%                 5.03%
  Worldwide Hard Assets (September 1, 1989)........      (35.24)%         (5.14)%                0.38%
  Worldwide Emerging Markets (December 27, 1995)...      (38.27)%                              (11.47)%
  Worldwide Real Estate (June 23, 1997)............      (16.80)%                                0.43%


OTHER TOTAL RETURN

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:


                                                                                     FOR THE 10-YEAR PERIOD
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR      ENDED 12/31/98 (OR
                                                  PERIOD ENDED      PERIOD ENDED      DATE OF INCEPTION IF
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)       12/31/98          12/31/98        LESS THAN 10 YEARS)
---------------------------------------------    --------------    --------------    ----------------------
MARKET STREET FUND
  Growth (December 12, 1985)...................       11.81%           15.88%                 13.52%
  Money Market (December 12, 1985).............        3.54%            3.32%                  3.68%
  Bond (December 12, 1985).....................        6.42%            5.01%                  6.53%
  Managed (December 12, 1985)..................       10.66%           11.50%                  9.72%
  Aggressive Growth (May 1, 1989)..............        6.19%           10.66%                 12.06%
  International (November 1, 1991).............        8.30%            7.21%                  7.65%
MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998).......       16.30%                                  16.33%
  All Pro Large Cap Value (May 4, 1998)........       (2.22)%                                 (2.19)%
  All Pro Small Cap Growth (May 4, 1998).......       (3.21)%                                 (3.18)%
  All Pro Small Cap Value (May 4, 1998)........      (18.57)%                                (18.54)%
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).............       (5.96)%           7.06%                  9.41%
  Equity Income (October 9, 1986)..............        9.78%           16.96%                 13.93%
  Growth (October 9, 1986).....................       37.25%           19.90%                 17.69%
  Asset Manager (September 6, 1989)............       13.15%           10.05%                 11.30%
  Index 500 (August 27, 1992)..................       26.24%           21.87%                 19.39%
  Contrafund (July 3, 1995)....................       27.87%                                  26.71%
OCC ACCUMULATION TRUST
  Equity (August 1, 1988)......................       10.00%           18.47%                 17.88%
  Small Cap (August 1, 1988)...................      (10.59)%           6.79%                  7.02%
  Managed (August 1, 1988).....................        5.33%           17.34%                 16.77%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (July 16, 1985).........................        4.78%            4.36%                  6.99%
  Growth & Income (May 2, 1994)................        5.03%                                  18.32%
  International (May 1, 1987)..................       16.37%            8.55%                 10.27%
DREYFUS VARIABLE INVESTMENT FUND
  Zero Coupon 2000 ( August 31, 1990)..........        5.48%            4.22%                  7.85%
  Growth & Income (May 2, 1994)................        9.96%                                  19.98%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
  Socially Responsible (October 7, 1993).......       27.28%           20.59%                 21.16%
FEDERATED INSURANCE SERIES
  Fund for US Gov't Securities II (March 29,
     1994).....................................        5.86%                                   4.92%
  Utility Fund II (April 14, 1994).............       12.04%                                  12.64%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...........       10.89%            4.77%                  5.03%
  Worldwide Hard Assets (September 1, 1989)....      (32.19)%          (4.97)%                 0.38%
  Worldwide Emerging Markets (December 27,
     1995).....................................      (35.36)%                                (10.72)%
  Worldwide Real Estate (June 23, 1997)........      (12.88)%                                  3.08%

     PMLIC may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:


     CTR = (ERV/P) - 1

     Where:

     CTR = the Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P    = a hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:


     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at PMLIC's option if shares of the Fund are not reasonably available to meet the requirements of the contracts; (3) at the option of the Fund or PMLIC if certain enforcement proceedings are instituted against the other; (4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at PMLIC's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of PMLIC or the Fund upon a determination that an irreconcilable material conflict exists between owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of PMLIC if it has withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.



     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at PMLIC's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at PMLIC's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that PMLIC has suffered material adverse changes in its business or financial conditions or is the subject of material adverse publicity; (5) at the option of PMLIC if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if PMLIC decides to make another mutual fund available as a funding vehicle for its Contracts.



     Scudder Variable Life Investment Fund. This agreement provides for termination: (1) one hundred twenty days after the renegotiation date if the Fund and PMLIC fail within sixty days after such renegotiation date to agree to continue or amend the agreement; (2) at the option of PMLIC or the Fund if no shares of the Fund are owned by PMLIC, the Variable Account, an affiliated insurance company or a separate account of such affiliated insurance company;
(3) upon determination that an irreconcilable conflict exists between the interests of owners of the Contracts and variable insurance products of all separate accounts or the interests of participating insurance companies investing in the Fund.


     OCC Accumulation Trust. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at PMLIC's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or PMLIC if certain enforcement proceedings are instituted against the other; (4) upon vote of the owners of contracts to substitute shares of another mutual fund; (5) at PMLIC's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of PMLIC or the Fund upon a determination that an irreconcilable material conflict exists between owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of PMLIC if it has withdrawn the Variable Account's investment in the Fund; (8) at the option of any party upon another party's material breach of any provision of the agreement; or (9) at PMLIC's option if it determines that the Fund or its principal underwriter has suffered a material adverse change in its business, operations or financial condition or is the subject of material adverse publicity.



     Dreyfus Variable Investment Fund.  This agreement provides for termination:
(a) on 180 days' notice by PMLIC or the Fund; (b) at PMLIC's option if shares of the Fund are not reasonably available to meet the requirements of the contracts;
(c) at the option of PMLIC or the Fund if certain enforcement proceedings are instituted against the other; (d) at the option of the Fund if it determines that PMLIC has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (e) upon termination of the Investment Advisory Agreement between the Fund and Dreyfus; (f) in the event the Fund's shares are not registered, issued or sold in accordance with applicable laws; (g) at the option of the Fund upon a determination that it is no longer advisable and in the interests of shareholders to continue the agreement; (h) at the option of the Fund if the contracts cease to qualify as annuity contracts under the Code; (i) at the option of either party upon another's breach of any material provision of the agreement; (j) at the option of the Fund, if the contracts are not registered, issued or sold in accordance with applicable law; or (k) upon assignment of the agreement.



     Federated Insurance Series. This agreement provides for termination: (a) on 180 days' notice by PMLIC or the Fund; (b) at PMLIC's option if shares of the Portfolios are not reasonably available to meet the requirements of the Contracts; (c) at the option of PMLIC or the Fund if certain enforcement proceedings are instituted against the other; (d) upon the vote of Owners having an interest in a subaccount investing in a Fund Portfolio to substitute shares of another investment company for corresponding shares of the Portfolio of the Fund; (e) in the event the Fund's shares are not registered, issued or sold in accordance with applicable law; (f) at the option of PMLIC or the Fund upon a determination that an irreconcilable conflict exists between Owners of variable insurance products of all separate accounts and the interests of participating insurance companies investing in the Fund; and (g) at the option of PMLIC if the Fund or a Portfolio ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder.



     Van Eck Worldwide Insurance Trust. The agreement with Van Eck Worldwide Insurance Trust ("Van Eck Trust") provides for termination 1) by PMLIC, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice or in the event that formal proceedings are initiated against the other party by the SEC or another regulator, 2) by PMLIC or Van Eck Trust in the event that shares of Van Eck Trust subject to the agreement are not registered, offered or sold in conformity with applicable law or if such law precludes the use of Trust shares,
3) by PMLIC upon reasonable notice if shares of one of the then available Portfolios of Van Eck Trust are no longer available or upon sixty days notice if PMLIC should substitute shares of another fund or Fund for those of Van Eck Trust, 4) by PMLIC if a Portfolio fails to meet the diversification and other requirements of the Internal Revenue Code, or PMLIC reasonably believes it may fail to do so, 5) upon assignment of the agreement unless both parties agree to the assignment in writing.

     Should an agreement between PMLIC and a Fund terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to allocate cash values or net premiums to Subaccounts investing in Portfolios of such Fund.



     Additionally, in certain circumstances, it is possible that a Fund or a portion of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and PMLIC has not been terminated. Should a Fund or portfolio of such Fund decide not to sell its shares to PMLIC, PMLIC will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or portfolio.


                         SAFEKEEPING OF ACCOUNT ASSETS


     PMLIC holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.


     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     The officers and employees of PMLIC are covered by an insurance company blanket bond issued by Aetna Casualty and Surety Company to PMLIC in the amount of ten million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATIONS


     PMLIC is subject to regulation and supervision by the Insurance Department of the Commonwealth of Pennsylvania which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. PMLIC is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                              RECORDS AND REPORTS


     PMLIC will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.


                                 LEGAL MATTERS


     James G. Potter, Jr., Esquire, Counsel of PMLIC, has provided advice on certain matters relating to the laws of Pennsylvania regarding the Contracts and PMLIC's issuance of the Contracts. Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS


     The statements of financial condition for PMLIC as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998 and the audited statement of assets and liabilities of the PMLIC Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended which are included in this Statement of Additional Information and in the registration statement have been audited by PricewaterhouseCoopers, LLP as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This Statement of Additional Information contains the audited statements of assets and liabilities of the PMLIC Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers, LLP serves as independent accountants for the PMLIC Variable Annuity Separate Account.



     PMLIC's statements of financial condition as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, which are included in this Statement of Additional Information, should be considered only as bearing on PMLIC's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the PMLIC Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
Provident Mutual Variable Annuity Separate Account
  Report of Independent Accountants.........................   F-2
  Statements of Assets and Liabilities, December 31, 1998...   F-3
  Statements of Operations for the Year Ended December 31,
     1998...................................................   F-9
  Statements of Changes in Net Assets for the Year Ended
     December 31, 1998......................................  F-15
  Statements of Changes in Net Assets for the Year Ended
     December 31, 1997......................................  F-21
  Notes to Financial Statements.............................  F-25
Provident Mutual Life Insurance Company and Subsidiaries
  Report of Independent Accountants.........................  F-42
  Consolidated Statements of Financial Condition, December
     31, 1998 and 1997......................................  F-43
  Consolidated Statements of Operations for the Years Ended
     December 31, 1998, 1997, and 1996......................  F-44
  Consolidated Statements of Equity for the Years Ended
     December 31, 1998, 1997, and 1996......................  F-45
  Consolidated Statements of Cash Flows for the Years Ended
     December 31, 1998, 1997, and 1996......................  F-46
  Notes to Consolidated Financial Statements................  F-47

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and
  Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities of the Provident Mutual Variable Annuity Separate Account (comprising thirty-one subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 26, 1999

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                              MONEY                                AGGRESSIVE
                                                 GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc.,
  at market value:
  Growth Portfolio...........................  $5,583,308
  Money Market Portfolio.....................               $5,348,239
  Bond Portfolio.............................                            $1,099,805
  Managed Portfolio..........................                                         $1,560,935
  Aggressive Growth Portfolio................                                                      $1,096,413
  International Portfolio....................                                                                    $2,439,353
Dividends receivable.........................                  22,149
                                               ----------   ----------   ----------   ----------   ----------    ----------
Total Assets.................................  5,583,308    5,370,388    1,099,805    1,560,935    1,096,413      2,439,353
                                               ----------   ----------   ----------   ----------   ----------    ----------
LIABILITIES
Payable to Provident Mutual Life Insurance
  Company....................................                 147,004
                                               ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS...................................  $5,583,308   $5,223,384   $1,099,805   $1,560,935   $1,096,413    $2,439,353
                                               ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of contractholders......  $5,525,961   $5,171,147   $1,065,622   $1,513,784   $1,047,904    $2,396,807
Attributable to Provident Mutual Life
  Insurance Company..........................     57,347       52,237       34,183       47,151       48,509         42,546
                                               ----------   ----------   ----------   ----------   ----------    ----------
                                               $5,583,308   $5,223,384   $1,099,805   $1,560,935   $1,096,413    $2,439,353
                                               ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                              ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market value:
  All Pro Large Cap Growth Portfolio........................     $34,597
  All Pro Large Cap Value Portfolio.........................                     $30,668
  All Pro Small Cap Growth Portfolio........................                                     $28,316
  All Pro Small Cap Value Portfolio.........................                                                     $26,486
                                                                 -------         -------         -------         -------
NET ASSETS..................................................     $34,597         $30,668         $28,316         $26,486
                                                                 =======         =======         =======         =======
Held for the benefit of contractholders.....................     $ 6,783         $ 5,891         $ 5,156         $ 4,567
Attributable to Provident Mutual Life Insurance Company.....      27,814          24,777          23,160          21,919
                                                                 -------         -------         -------         -------
                                                                 $34,597         $30,668         $28,316         $26,486
                                                                 =======         =======         =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                 FIDELITY     FIDELITY                   FIDELITY
                                                   HIGH        EQUITY-      FIDELITY      ASSET       FIDELITY      FIDELITY
                                                  INCOME       INCOME        GROWTH      MANAGER      INDEX 500    CONTRAFUND
                                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund, at market value:
  High Income Portfolio.......................  $3,298,968
  Equity-Income Portfolio.....................               $13,161,440
  Growth Portfolio............................                             $9,645,207
Investment in the Variable Insurance Products
  Fund II, at market value:
  Asset Manager Portfolio.....................                                          $2,131,322
  Index 500 Portfolio.........................                                                       $12,443,823
  Contrafund Portfolio........................                                                                     $4,388,249
                                                ----------   -----------   ----------   ----------   -----------   ----------
NET ASSETS....................................  $3,298,968   $13,161,440   $9,645,207   $2,131,322   $12,443,823   $4,388,249
                                                ==========   ===========   ==========   ==========   ===========   ==========
Held for the benefit of contractholders.......  $3,260,508   $13,103,505   $9,601,775   $2,086,140   $12,404,158   $4,341,139
Attributable to Provident Mutual Life
  Insurance Company...........................     38,460         57,935      43,432       45,182         39,665       47,110
                                                ----------   -----------   ----------   ----------   -----------   ----------
                                                $3,298,968   $13,161,440   $9,645,207   $2,131,322   $12,443,823   $4,388,249
                                                ==========   ===========   ==========   ==========   ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                                                                 SCUDDER
                                                                                                  GROWTH
                                               OCC          OCC          OCC        SCUDDER        AND          SCUDDER
                                              EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the OCC Accumulation Trust,
  at market value:
  Equity Portfolio........................  $4,140,763
  Small Cap Portfolio.....................               $2,441,845
  Managed Portfolio.......................                            $8,026,782
Investment in the Scudder Variable Life
  Investment Fund, at market value:
  Bond Portfolio..........................                                         $1,021,846
  Growth and Income Portfolio.............                                                      $3,931,598
  International Portfolio.................                                                                    $1,304,034
                                            ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS................................  $4,140,763   $2,441,845   $8,026,782   $1,021,846   $3,931,598    $1,304,034
                                            ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of contractholders...  $4,110,561   $2,403,520   $7,994,662   $ 985,886    $3,889,380    $1,268,282
Attributable to Provident Mutual Life
  Insurance Company.......................     30,202       38,325       32,120       35,960       42,218         35,752
                                            ----------   ----------   ----------   ----------   ----------    ----------
                                            $4,140,763   $2,441,845   $8,026,782   $1,021,846   $3,931,598    $1,304,034
                                            ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                                    DREYFUS                     FEDERATED
                                                                     GROWTH       DREYFUS     FUND FOR U.S.
                                                    DREYFUS ZERO      AND        SOCIALLY      GOVERNMENT        FEDERATED
                                                    COUPON 2000      INCOME     RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Dreyfus Variable Investment
  Fund, at market value:
  Zero Coupon 2000 Portfolio......................    $844,314
  Growth and Income Portfolio.....................                 $2,269,938
Investment in the Dreyfus Socially Responsible
  Growth Fund, Inc., at market value:
  Socially Responsible Portfolio..................                              $1,607,088
Investment in the Federated Insurance Series, at
  market value:
  Fund for U.S. Government Securities II
    Portfolio.....................................                                              $691,064
  Utility Fund II Portfolio.......................                                                               $456,833
                                                      --------     ----------   ----------      --------         --------
NET ASSETS........................................    $844,314     $2,269,938   $1,607,088      $691,064         $456,833
                                                      ========     ==========   ==========      ========         ========
Held for the benefit of contractholders...........    $809,535     $2,233,357   $1,560,403      $660,080         $416,875
Attributable to Provident Mutual Life Insurance
  Company.........................................      34,779        36,581        46,685        30,984           39,958
                                                      --------     ----------   ----------      --------         --------
                                                      $844,314     $2,269,938   $1,607,088      $691,064         $456,833
                                                      ========     ==========   ==========      ========         ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                                                          VAN ECK
                                                               VAN ECK       VAN ECK     WORLDWIDE      VAN ECK
                                                              WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE
                                                                 BOND      HARD ASSETS    MARKETS     REAL ESTATE
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust Fund, at
  market value:
  Van Eck Worldwide Bond Portfolio..........................   $29,078
  Van Eck Worldwide Hard Assets Portfolio...................                 $17,626
  Van Eck Worldwide Emerging Markets Portfolio..............                              $51,048
  Van Eck Worldwide Real Estate Portfolio...................                                            $21,486
                                                               -------       -------      -------       -------
NET ASSETS..................................................   $29,078       $17,626      $51,048       $21,486
                                                               =======       =======      =======       =======
Held for the benefit of contractholders.....................   $ 1,490       $   439
Attributable to Provident Mutual Life Insurance Company.....    27,588        17,187      $51,048       $21,486
                                                               -------       -------      -------       -------
                                                               $29,078       $17,626      $51,048       $21,486
                                                               =======       =======      =======       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                    GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $  72,480     $240,274     $44,305      $ 43,817     $  5,603      $ 17,356
EXPENSES
Mortality and expense risks.....................     66,477       65,331      11,225        18,581       11,491        33,180
                                                  ---------     --------     -------      --------     --------      --------
Net investment income (loss)....................      6,003      174,943      33,080        25,236       (5,888)      (15,824)
                                                  ---------     --------     -------      --------     --------      --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested..........    529,882                       96        59,278       53,487       162,432
Net realized gain from redemption of investment
  shares........................................     96,775                    6,667        41,163       31,508        32,713
                                                  ---------     --------     -------      --------     --------      --------
Net realized gain on investments................    626,657                    6,763       100,441       84,995       195,145
                                                  ---------     --------     -------      --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    596,608                   23,966       209,114      135,842       115,950
  End of year...................................    490,770                   39,647       230,301      113,092       120,601
                                                  ---------     --------     -------      --------     --------      --------
Net unrealized appreciation (depreciation)
  during the year...............................   (105,838)                  15,681        21,187      (22,750)        4,651
                                                  ---------     --------     -------      --------     --------      --------
Net realized and unrealized gain on
  investments...................................    520,819                   22,444       121,628       62,245       199,796
                                                  ---------     --------     -------      --------     --------      --------
Net increase in net assets resulting from
  operations....................................  $ 526,822     $174,943     $55,524      $146,864     $ 56,357      $183,972
                                                  =========     ========     =======      ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 ALL PRO         ALL PRO       ALL PRO      ALL PRO
                                                                  LARGE           LARGE         SMALL        SMALL
                                                               CAP GROWTH       CAP VALUE     CAP GROWTH   CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   30           $ 29         $    21      $    20
                                                                 ------           ----         -------      -------
Net investment loss.........................................        (30)           (29)            (21)         (20)
                                                                 ------           ----         -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested
Net realized gain (loss) from redemption of investment
  shares....................................................          3                                          (4)
                                                                 ------           ----         -------      -------
Net realized gain (loss) on investments.....................          3                                          (4)
                                                                 ------           ----         -------      -------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................
  End of year...............................................      4,123            196          (1,162)      (2,990)
                                                                 ------           ----         -------      -------
Net unrealized appreciation (depreciation) during the
  year......................................................      4,123            196          (1,162)      (2,990)
                                                                 ------           ----         -------      -------
Net realized and unrealized gain (loss) on investments......      4,126            196          (1,162)      (2,994)
                                                                 ------           ----         -------      -------
Net increase (decrease) in net assets resulting from
  operations................................................     $4,096           $167         ($1,183)     ($3,014)
                                                                 ======           ====         =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                 FIDELITY                                  FIDELITY
                                                   HIGH        FIDELITY       FIDELITY      ASSET       FIDELITY     FIDELITY
                                                  INCOME     EQUITY-INCOME     GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................  $ 188,991     $  135,750     $  30,623     $ 50,602    $  74,769     $ 14,984
EXPENSES
Mortality and expense risks...................     42,986        159,695       100,674       24,710      123,920       41,463
                                                ---------     ----------     ----------    --------    ----------    --------
Net investment income (loss)..................    146,005        (23,945)      (70,051)      25,892      (49,151)     (26,479)
                                                ---------     ----------     ----------    --------    ----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested........    120,008        483,111       801,033      151,807      173,178      110,238
Net realized gain from redemption of
  investment shares...........................      1,855        163,603       102,307       24,862      443,504       98,146
                                                ---------     ----------     ----------    --------    ----------    --------
Net realized gain on investments..............    121,863        646,714       903,340      176,669      616,682      208,384
                                                ---------     ----------     ----------    --------    ----------    --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...........................    287,455      1,674,929     1,033,866      177,568    1,112,827      310,410
  End of year.................................   (210,228)     2,080,228     2,636,305      209,636    2,599,106      926,957
                                                ---------     ----------     ----------    --------    ----------    --------
Net unrealized appreciation (depreciation)
  during the year.............................   (497,683)       405,299     1,602,439       32,068    1,486,279      616,547
                                                ---------     ----------     ----------    --------    ----------    --------
Net realized and unrealized gain (loss) on
  investments.................................   (375,820)     1,052,013     2,505,779      208,737    2,102,961      824,931
                                                ---------     ----------     ----------    --------    ----------    --------
Net increase (decrease) in net assets
  resulting from operations...................  ($229,815)    $1,028,068     $2,435,728    $234,629    $2,053,810    $798,452
                                                =========     ==========     ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                       SCUDDER
                                                                                                        GROWTH
                                                     OCC          OCC          OCC        SCUDDER        AND          SCUDDER
                                                    EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $ 37,538    $   8,102    $  53,757     $51,655     $  66,116      $ 14,938
EXPENSES
Mortality and expense risks.....................     54,250       33,823      105,473      11,711        42,526        14,986
                                                   --------    ---------    ----------    -------     ---------      --------
Net investment income (loss)....................    (16,712)     (25,721)     (51,716)     39,944        23,590           (48)
                                                   --------    ---------    ----------    -------     ---------      --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested..........    162,037       88,472      214,762       2,546       155,080        98,244
Net realized gain (loss) from redemption of
  investment shares.............................    188,798       26,305      186,363      13,676        95,562        (5,732)
                                                   --------    ---------    ----------    -------     ---------      --------
Net realized gain on investments................    350,835      114,777      401,125      16,222       250,642        92,512
                                                   --------    ---------    ----------    -------     ---------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................    732,342      386,430    1,187,351      20,981       266,839        19,909
  End of year...................................    745,843        8,992    1,198,746      11,092        81,742        38,107
                                                   --------    ---------    ----------    -------     ---------      --------
Net unrealized appreciation (depreciation)
  during the year...............................     13,501     (377,438)      11,395      (9,889)     (185,097)       18,198
                                                   --------    ---------    ----------    -------     ---------      --------
Net realized and unrealized gain (loss) on
  investments...................................    364,336     (262,661)     412,520       6,333        65,545       110,710
                                                   --------    ---------    ----------    -------     ---------      --------
Net increase (decrease) in net assets resulting
  from operations...............................   $347,624    ($288,382)   $ 360,804     $46,277     $  89,135      $110,662
                                                   ========    =========    ==========    =======     =========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                      DREYFUS                     FEDERATED
                                                         DREYFUS       GROWTH       DREYFUS     FUND FOR U.S.
                                                          ZERO          AND        SOCIALLY      GOVERNMENT        FEDERATED
                                                       COUPON 2000     INCOME     RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................    $39,378      $ 18,936     $  2,489        $ 5,562          $ 2,761
EXPENSES
Mortality and expense risks..........................      9,600        26,552       13,949          5,436            4,295
                                                         -------      --------     --------        -------          -------
Net investment income (loss).........................     29,778        (7,616)     (11,460)           126           (1,534)
                                                         -------      --------     --------        -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...............                   30,859       57,708            246           16,863
Net realized gain (loss) from redemption of
  investment
  shares.............................................      4,222        (6,965)      15,725         18,442           17,268
                                                         -------      --------     --------        -------          -------
Net realized gain on investments.....................      4,222        23,894       73,433         18,688           34,131
                                                         -------      --------     --------        -------          -------
Net unrealized appreciation of investments:
  Beginning of year..................................      1,448         5,182       45,495          6,978           44,214
  End of year........................................      8,315       164,023      239,249         11,654           55,982
                                                         -------      --------     --------        -------          -------
Net unrealized appreciation during the year..........      6,867       158,841      193,754          4,676           11,768
                                                         -------      --------     --------        -------          -------
Net realized and unrealized gain on investments......     11,089       182,735      267,187         23,364           45,899
                                                         -------      --------     --------        -------          -------
Net increase in net assets resulting from
  operations.........................................    $40,867      $175,119     $255,727        $23,490          $44,365
                                                         =======      ========     ========        =======          =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                            VAN ECK      VAN ECK      VAN ECK
                                                               VAN ECK     WORLDWIDE    WORLDWIDE    WORLDWIDE
                                                              WORLDWIDE       HARD       EMERGING       REAL
                                                                 BOND        ASSETS      MARKETS       ESTATE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................    $    4
                                                                ------      -------      -------      -------
Net investment loss.........................................        (4)
                                                                ------      -------      -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain (loss) from redemption of investment
  shares....................................................
                                                                ------      -------      -------      -------
Net realized gain (loss) on investments.....................
                                                                ------      -------      -------      -------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................
  End of year...............................................     2,362      ($7,844)     ($8,952)     ($3,514)
                                                                ------      -------      -------      -------
Net unrealized appreciation (depreciation) during the
  year......................................................     2,362       (7,844)      (8,952)      (3,514)
                                                                ------      -------      -------      -------
Net realized and unrealized gain (loss) on investments......     2,362       (7,844)      (8,952)      (3,514)
                                                                ------      -------      -------      -------
Net increase (decrease) in net assets resulting from
  operations................................................    $2,358      ($7,844)     ($8,952)     ($3,514)
                                                                ======      =======      =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $   6,003    $    174,943   $  33,080    $  25,236    $  (5,888)    $  (15,824)
Net realized gain on investments.........    626,657                       6,763      100,441       84,995        195,145
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................   (105,838)                     15,681       21,187      (22,750)         4,651
                                           ----------   ------------   ----------   ----------   ----------    ----------
Net increase in net assets from
  operations.............................    526,822         174,943      55,524      146,864       56,357        183,972
                                           ----------   ------------   ----------   ----------   ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............    409,270      18,155,739      96,183       28,840      122,786         87,721
Administrative charges...................     (2,529)         (1,545)       (312)        (636)        (671)        (1,337)
Surrenders and forfeitures...............   (143,430)       (109,166)    (18,309)     (83,242)     (49,485)      (104,525)
Transfers between investment
  portfolios.............................    816,742     (16,901,412)    341,325      238,069      272,846        (65,222)
                                           ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets
  derived from contract transactions.....  1,080,053       1,143,616     418,887      183,031      345,476        (83,363)
                                           ----------   ------------   ----------   ----------   ----------    ----------
Capital contribution from Provident
  Mutual Life Insurance Company..........                     45,000
                                           ----------   ------------   ----------   ----------   ----------    ----------
Total increase in net assets.............  1,606,875       1,363,559     474,411      329,895      401,833        100,609
NET ASSETS
  Beginning of year......................  3,976,433       3,859,825     625,394    1,231,040      694,580      2,338,744
                                           ----------   ------------   ----------   ----------   ----------    ----------
  End of year............................  $5,583,308   $  5,223,384   $1,099,805   $1,560,935   $1,096,413    $2,439,353
                                           ==========   ============   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                 LARGE           LARGE           SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................     $   (30)        $   (29)        $   (21)        $   (20)
Net realized gain (loss) on investments....................           3                                              (4)
Net unrealized appreciation (depreciation) of investments
  during the year..........................................       4,123             196          (1,162)         (2,990)
                                                                -------         -------         -------         -------
Net increase (decrease) in net assets from operations......       4,096             167          (1,183)         (3,014)
                                                                -------         -------         -------         -------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Transfers between investment portfolios....................       5,501           5,501           4,499           4,500
                                                                -------         -------         -------         -------
Net increase in net assets derived from contract
  transactions.............................................       5,501           5,501           4,499           4,500
                                                                -------         -------         -------         -------
Capital contribution from Provident Mutual Life Insurance
  Company..................................................      25,000          25,000          25,000          25,000
                                                                -------         -------         -------         -------
  Total increase in net assets.............................      34,597          30,668          28,316          26,486
NET ASSETS
  Beginning of year........................................      --              --              --              --
                                                                -------         -------         -------         -------
  End of year..............................................     $34,597         $30,668         $28,316         $26,486
                                                                =======         =======         =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                 FIDELITY                                  FIDELITY
                                                   HIGH        FIDELITY       FIDELITY      ASSET       FIDELITY      FIDELITY
                                                  INCOME     EQUITY-INCOME     GROWTH      MANAGER      INDEX 500    CONTRAFUND
                                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..................  $ 146,005     $   (23,945)   $ (70,051)   $  25,892    $   (49,151)  $  (26,479)
Net realized gain on investments..............    121,863         646,714      903,340      176,669        616,682      208,384
Net unrealized appreciation (depreciation) of
  investments during the year.................   (497,683)        405,299    1,602,439       32,068      1,486,279      616,547
                                                ----------    -----------    ----------   ----------   -----------   ----------
Net increase (decrease) in net assets from
  operations..................................     (2,815)      1,028,068    2,435,728      234,629      2,053,810      798,452
                                                ----------    -----------    ----------   ----------   -----------   ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.................    164,774         643,873      478,671       80,846      1,154,032      331,019
Administrative charges........................     (1,408)         (5,427)      (4,663)      (1,160)        (4,629)      (1,862)
Surrenders and forfeitures....................    (92,923)       (423,087)    (224,051)     (69,817)      (246,981)    (187,746)
Transfers between investment portfolios.......    820,132       2,351,433    1,036,134      278,804      3,415,028    1,342,290
                                                ----------    -----------    ----------   ----------   -----------   ----------
Net increase in net assets derived from
  contract transactions.......................    890,575       2,566,792    1,286,091      288,673      4,317,450    1,483,701
                                                ----------    -----------    ----------   ----------   -----------   ----------
Return of capital to Provident Mutual Life
  Insurance Company...........................                                 (30,000)                    (35,000)
                                                ----------    -----------    ----------   ----------   -----------   ----------
Total increase in net assets..................    660,760       3,594,860    3,691,819      523,302      6,336,260    2,282,153
NET ASSETS
  Beginning of year...........................  2,638,208       9,566,580    5,953,388    1,608,020      6,107,563    2,106,096
                                                ----------    -----------    ----------   ----------   -----------   ----------
  End of year.................................  $3,298,968    $13,161,440    $9,645,207   $2,131,322   $12,443,823   $4,388,249
                                                ==========    ===========    ==========   ==========   ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                 SCUDDER
                                                                                                  GROWTH
                                               OCC          OCC          OCC        SCUDDER        AND          SCUDDER
                                              EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $ (16,712)   $ (25,721)   $ (51,716)   $  39,944    $  23,590     $      (48)
Net realized gain on investments..........    350,835      114,777      401,125       16,222      250,642         92,512
Net unrealized appreciation (depreciation)
  of investments during the year..........     13,501     (377,438)      11,395       (9,889)    (185,097)        18,198
                                            ----------   ----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................    347,624     (288,382)     360,804       46,277       89,135        110,662
                                            ----------   ----------   ----------   ----------   ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............    181,536      163,923      363,379       88,377      296,169         52,293
Administrative charges....................     (2,254)      (1,277)      (4,325)        (365)      (1,525)          (500)
Surrenders and forfeitures................   (114,897)     (69,213)    (252,893)     (48,990)    (130,521)       (41,347)
Transfers between investment portfolios...    328,705      201,890      793,832      264,247    1,706,458        359,320
                                            ----------   ----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  contract transactions...................    393,090      295,323      899,993      303,269    1,870,581        369,766
                                            ----------   ----------   ----------   ----------   ----------    ----------
Return of capital to Provident Mutual Life
  Insurance Company.......................    (30,000)                  (25,000)
                                            ----------   ----------   ----------   ----------   ----------    ----------
Total increase in net assets..............    710,714        6,941    1,235,797      349,546    1,959,716        480,428
NET ASSETS
  Beginning of year.......................  3,430,049    2,434,904    6,790,985      672,300    1,971,882        823,606
                                            ----------   ----------   ----------   ----------   ----------    ----------
  End of year.............................  $4,140,763   $2,441,845   $8,026,782   $1,021,846   $3,931,598    $1,304,034
                                            ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 DREYFUS                     FEDERATED
                                                    DREYFUS       GROWTH       DREYFUS     FUND FOR U.S.
                                                     ZERO          AND        SOCIALLY      GOVERNMENT        FEDERATED
                                                  COUPON 2000     INCOME     RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................   $ 29,778     $  (7,616)   $  (11,460)     $    126         $ (1,534)
Net realized gain on investments................      4,222        23,894        73,433        18,688           34,131
Net unrealized appreciation of investments
  during the year...............................      6,867       158,841       193,754         4,676           11,768
                                                   --------     ----------   ----------      --------         --------
Net increase in net assets from operations......     40,867       175,119       255,727        23,490           44,365
                                                   --------     ----------   ----------      --------         --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................    110,869       292,636       178,167        51,718           22,192
Administrative charges..........................       (281)       (1,360)         (500)         (140)            (116)
Surrenders and forfeitures......................    (39,302)     (116,934)      (13,302)       (4,926)          (3,478)
Transfers between investment portfolios.........    286,195       296,217       685,541       407,646          118,486
                                                   --------     ----------   ----------      --------         --------
Net increase in net assets derived from contract
  transactions..................................    357,481       470,559       849,906       454,298          137,084
                                                   --------     ----------   ----------      --------         --------
Total increase in net assets....................    398,348       645,678     1,105,633       477,788          181,449
NET ASSETS
  Beginning of year.............................    445,966     1,624,260       501,455       213,276          275,384
                                                   --------     ----------   ----------      --------         --------
  End of year...................................   $844,314     $2,269,938   $1,607,088      $691,064         $456,833
                                                   ========     ==========   ==========      ========         ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                            VAN ECK      VAN ECK      VAN ECK
                                                               VAN ECK     WORLDWIDE    WORLDWIDE    WORLDWIDE
                                                              WORLDWIDE       HARD       EMERGING       REAL
                                                                 BOND        ASSETS      MARKETS       ESTATE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................   $    (4)
Net realized gain (loss) on investments
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     2,362      $(7,844)     $(8,952)     $(3,514)
                                                               -------      -------      -------      -------
Net increase (decrease) in net assets from operations.......     2,358       (7,844)      (8,952)      (3,514)
                                                               -------      -------      -------      -------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Transfers between investment portfolios.....................     1,720          470
                                                               -------      -------      -------      -------
Net increase in net assets derived from contract
  transactions..............................................     1,720          470
                                                               -------      -------      -------      -------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................    25,000       25,000       60,000       25,000
                                                               -------      -------      -------      -------
Total increase in net assets................................    29,078       17,626       51,048       21,486
NET ASSETS
  Beginning of year.........................................        --           --           --           --
                                                               -------      -------      -------      -------
  End of year...............................................   $29,078      $17,626      $51,048      $21,486
                                                               =======      =======      =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                           MONEY                                 AGGRESSIVE
                                             GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  19,869    $    115,510    $ 24,058    $  19,601     $ (3,426)    $  (13,702)
Net realized gain on investments.........    295,839                       7,582       28,427        8,313        169,133
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................    299,320                      11,684      137,985       94,778        (10,214)
                                           ----------   ------------    --------    ----------    --------     ----------
Net increase in net assets from
  operations.............................    615,028         115,510      43,324      186,013       99,665        145,217
                                           ----------   ------------    --------    ----------    --------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............    147,332      16,389,737      39,753        8,186       20,365         93,615
Administrative charges...................     (1,755)         (1,097)       (254)        (550)        (471)        (1,086)
Surrenders and forfeitures...............   (105,737)        (60,330)    (64,493)     (79,602)     (15,927)       (97,595)
Net repayments (withdrawals) due to
  policy loans...........................        430         (10,381)
Transfers between investment
  portfolios.............................    978,577     (15,554,611)    138,936      284,626      193,066        361,526
                                           ----------   ------------    --------    ----------    --------     ----------
Net increase in net assets derived from
  contract transactions..................  1,018,847         763,318     113,942      212,660      197,033        356,460
                                           ----------   ------------    --------    ----------    --------     ----------
Total increase in net assets.............  1,633,875         878,828     157,266      398,673      296,698        501,677
                                           ----------   ------------    --------    ----------    --------     ----------
NET ASSETS
  Beginning of year......................  2,342,558       2,980,997     468,128      832,367      397,882      1,837,067
                                           ----------   ------------    --------    ----------    --------     ----------
  End of year............................  $3,976,433   $  3,859,825    $625,394    $1,231,040    $694,580     $2,338,744
                                           ==========   ============    ========    ==========    ========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                              FIDELITY     FIDELITY                  FIDELITY
                                                HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                               INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $  98,997    $  (7,283)   $ (42,443)   $  16,422    $ (27,288)   $  (12,250)
Net realized gain on investments...........     53,893      638,756      177,438       94,151      167,604        46,692
Net unrealized appreciation of investments
  during the year..........................    171,266    1,129,387      845,740       96,630      842,020       244,592
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets from
  operations...............................    324,156    1,760,860      980,735      207,203      982,336       279,034
                                             ----------   ----------   ----------   ----------   ----------   ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............     92,073      787,568      341,978      113,128      398,075       130,333
Administrative charges.....................     (1,008)      (3,703)      (3,462)        (825)      (2,118)         (728)
Surrenders and forfeitures.................    (51,256)    (332,621)    (185,560)     (55,406)    (101,918)      (42,282)
Net repayments due to policy loans.........                     414        1,930                       400         1,202
Transfers between investment portfolios....    543,587    1,711,447      751,193      491,731    2,438,930       993,451
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net increase in net assets derived from
  contract transactions....................    583,396    2,163,105      906,079      548,628    2,733,369     1,081,976
                                             ----------   ----------   ----------   ----------   ----------   ----------
Total increase in net assets...............    907,552    3,923,965    1,886,814      755,831    3,715,705     1,361,010
                                             ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS
  Beginning of year........................  1,730,656    5,642,615    4,066,574      852,189    2,391,858       745,086
                                             ----------   ----------   ----------   ----------   ----------   ----------
  End of year..............................  $2,638,208   $9,566,580   $5,953,388   $1,608,020   $6,107,563   $2,106,096
                                             ==========   ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                                SCUDDER
                                                                                                 GROWTH
                                                           OCC          OCC        SCUDDER        AND          SCUDDER
                                           OCC EQUITY   SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $ (17,957)   $ (17,923)   $ (29,599)    $ 27,469    $  10,286      $ (2,861)
Net realized gain (loss) on
  investments............................    133,781       80,563      240,626       (4,199)      44,729         8,496
Net unrealized appreciation of
  investments during the year............    485,326      280,854      733,198       19,729      222,690         7,147
                                           ----------   ----------   ----------    --------    ----------     --------
Net increase in net assets from
  operations.............................    601,150      343,494      944,225       42,999      277,705        12,782
                                           ----------   ----------   ----------    --------    ----------     --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............    117,110       77,900      306,081       70,287      122,176        38,345
Administrative charges...................     (1,467)        (959)      (2,735)        (279)        (424)         (169)
Surrenders and forfeitures...............    (68,816)     (36,984)    (231,554)     (66,695)     (12,045)       (9,645)
Net repayments due to policy loans.......                                  432                     1,246
Withdrawals due to death benefits........                                                        (21,980)       (8,498)
Transfers between investment
  portfolios.............................    872,838      605,003    2,118,246      177,147    1,075,758       577,112
                                           ----------   ----------   ----------    --------    ----------     --------
Net increase in net assets derived from
  contract transactions..................    919,665      644,960    2,190,470      180,460    1,164,731       597,145
                                           ----------   ----------   ----------    --------    ----------     --------
Total increase in net assets.............  1,520,815      988,454    3,134,695      223,459    1,442,436       609,927
                                           ----------   ----------   ----------    --------    ----------     --------
NET ASSETS
  Beginning of year......................  1,909,234    1,446,450    3,656,290      448,841      529,446       213,679
                                           ----------   ----------   ----------    --------    ----------     --------
  End of year............................  $3,430,049   $2,434,904   $6,790,985    $672,300    $1,971,882     $823,606
                                           ==========   ==========   ==========    ========    ==========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                 DREYFUS                     FEDERATED
                                                    DREYFUS       GROWTH       DREYFUS     FUND FOR U.S.
                                                     ZERO          AND        SOCIALLY      GOVERNMENT        FEDERATED
                                                  COUPON 2000     INCOME     RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................   $ 16,566     $     334     ($ 1,865)      $  2,138         $  1,496
Net realized gain (loss) on investments.........       (358)      100,148       17,864             51            6,939
Net unrealized appreciation of investments
  during the year...............................      4,992        47,359       43,757          6,545           37,457
                                                   --------     ----------    --------       --------         --------
Net increase in net assets from operations......     21,200       147,841       59,756          8,734           45,892
                                                   --------     ----------    --------       --------         --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................     78,315        88,764       50,497         29,231           31,975
Administrative charges..........................       (217)         (649)         (76)           (27)             (42)
Surrenders and forfeitures......................    (32,229)      (10,585)      (1,026)        (1,656)            (120)
Net repayments due to policy loans..............                      852
Withdrawals due to death benefits...............                                                               (16,868)
Transfers between investment portfolios.........     43,829       676,579      264,603        102,582          113,107
                                                   --------     ----------    --------       --------         --------
Net increase in net assets derived from contract
  transactions..................................     89,698       754,961      313,998        130,130          128,052
                                                   --------     ----------    --------       --------         --------
Total increase in net assets....................    110,898       902,802      373,754        138,864          173,944
NET ASSETS
  Beginning of year.............................    335,068       721,458      127,701         74,412          101,440
                                                   --------     ----------    --------       --------         --------
  End of year...................................   $445,966     $1,624,260    $501,455       $213,276         $275,384
                                                   ========     ==========    ========       ========         ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes To Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Provident Mutual Variable Annuity Separate Account (Separate Account) was established on October 19, 1992 by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of Pennsylvania law. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed principally through career agents and brokers.

     Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-one Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income and Fidelity Growth Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500 and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000 and Dreyfus Growth and Income Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II (formerly Federated U.S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series); and the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust.

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts are available to owners of a Market Street VIP contract. All thirty-one Subaccounts are available to owners of a Market Street VIP/2 contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Provident Mutual. Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the Contracts, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

  Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1998, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                             SHARES       COST      MARKET VALUE
------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio........................................    296,669   $5,092,538   $5,583,308
  Money Market Portfolio..................................  5,348,239   $5,348,239   $5,348,239
  Bond Portfolio..........................................     98,022   $1,060,158   $1,099,805
  Managed Portfolio.......................................     88,288   $1,330,634   $1,560,935
  Aggressive Growth Portfolio.............................     50,042     $983,321   $1,096,413
  International Portfolio.................................    176,127   $2,318,752   $2,439,353
  All Pro Large Cap Growth Portfolio......................      2,939      $30,474      $34,597
  All Pro Large Cap Value Portfolio.......................      3,098      $30,472      $30,668
  All Pro Small Cap Growth Portfolio......................      2,889      $29,478      $28,316
  All Pro Small Cap Value Portfolio.......................      3,210      $29,476      $26,486
Variable Insurance Products Fund:
  High Income Portfolio...................................    286,120   $3,509,196   $3,298,968
  Equity-Income Portfolio.................................    517,759  $11,081,212  $13,161,440
  Growth Portfolio........................................    214,959   $7,008,902   $9,645,207
Variable Insurance Products Fund II:
  Asset Manager Portfolio.................................    117,364   $1,921,686   $2,131,322
  Index 500 Portfolio.....................................     88,098   $9,844,717  $12,443,823
  Contrafund Portfolio....................................    179,552   $3,461,292   $4,388,249
OCC Accumulation Trust:
  Equity Portfolio........................................    106,996   $3,394,920   $4,140,763
  Small Cap Portfolio.....................................    105,708   $2,432,853   $2,441,845
  Managed Portfolio.......................................    183,511   $6,828,036   $8,026,782
Scudder Variable Life Investment Fund:
  Bond Portfolio..........................................    148,524   $1,010,754   $1,021,846
  Growth and Income Portfolio.............................    350,410   $3,849,856   $3,931,598
  International Portfolio.................................     89,563   $1,265,927   $1,304,034
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio..............................     67,545     $835,999     $844,314
  Growth and Income Portfolio.............................    100,307   $2,105,915   $2,269,938
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio..........................     51,708   $1,367,839   $1,607,088
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio........     61,979     $679,410     $691,064
  Utility Fund II Portfolio...............................     29,917     $400,851     $456,833
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio........................      2,368      $26,716      $29,078
  Van Eck Worldwide Hard Assets Portfolio.................      1,916      $25,470      $17,626
  Van Eck Worldwide Emerging Markets Portfolio............      7,170      $60,000      $51,048
  Van Eck Worldwide Real Estate Portfolio.................      2,252      $25,000      $21,486

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 1998, 1997 and 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                       GROWTH PORTFOLIO                      MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                1998         1997         1996          1998           1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................     102,982       61,002       69,249     12,844,343     15,940,030     9,172,217
Shares received from reinvestment of:
  Dividends................................       3,261        3,548        2,541        200,484        143,780       122,507
  Capital gain distributions...............      32,114       17,059        3,268
                                             ----------   ----------   ----------   ------------   ------------   -----------
Total shares acquired......................     138,357       81,609       75,058     13,044,827     16,083,810     9,294,724
Total shares redeemed......................     (46,027)      (6,693)     (10,741)   (11,419,454)   (14,891,923)   (8,675,470)
                                             ----------   ----------   ----------   ------------   ------------   -----------
Net increase in shares owned...............      92,330       74,916       64,317      1,625,373      1,191,887       619,254
Shares owned, beginning of year............     204,339      129,423       65,106      3,722,866      2,530,979     1,911,725
                                             ----------   ----------   ----------   ------------   ------------   -----------
Shares owned, end of year..................     296,669      204,339      129,423      5,348,239      3,722,866     2,530,979
                                             ==========   ==========   ==========   ============   ============   ===========
Cost of shares acquired....................  $2,405,362   $1,429,486   $1,231,085   $ 13,044,828   $ 16,083,810   $ 9,294,724
                                             ==========   ==========   ==========   ============   ============   ===========
Cost of shares redeemed....................  $  692,649   $   94,931   $  152,747   $ 11,419,455   $ 14,891,923   $ 8,675,470
                                             ==========   ==========   ==========   ============   ============   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                 MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             1998       1997       1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    47,550     19,000     21,420     19,640     17,915     35,733
Shares received from reinvestment of:
  Dividends..............................................     4,004      2,225      1,823      2,647      2,162      1,247
  Capital gain distributions.............................         8                            3,700        457        871
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    51,562     21,225     23,243     25,987     20,534     37,851
Total shares redeemed....................................   (10,498)    (8,140)    (3,361)    (9,858)    (5,076)    (1,431)
                                                           --------   --------   --------   --------   --------   --------
Net increase in shares owned.............................    41,064     13,085     19,882     16,129     15,458     36,420
Shares owned, beginning of year..........................    56,958     43,873     23,991     72,159     56,701     20,281
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................    98,022     56,958     43,873     88,288     72,159     56,701
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $569,677   $225,160   $244,010   $433,277   $321,786   $523,485
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $110,947   $ 79,578   $ 33,431   $124,569   $ 61,098   $ 17,498
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                           AGGRESSIVE GROWTH PORTFOLIO         INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            1998       1997       1996       1998       1997        1996
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................    25,361     11,411      7,983     32,621     46,827       81,109
Shares received from reinvestment of:
  Dividends.............................................       278        208        181      1,297      1,249          878
  Capital gain distributions............................     2,655         41      1,822     12,810      9,779        3,560
                                                          --------   --------   --------   --------   --------   ----------
Total shares acquired...................................    28,294     11,660      9,986     46,728     57,855       85,547
Total shares redeemed...................................    (9,553)    (1,843)    (3,280)   (42,441)   (23,007)     (18,493)
                                                          --------   --------   --------   --------   --------   ----------
Net increase in shares owned............................    18,741      9,817      6,706      4,287     34,848       67,054
Shares owned, beginning of year.........................    31,301     21,484     14,778    171,840    136,992       69,938
                                                          --------   --------   --------   --------   --------   ----------
Shares owned, end of year...............................    50,042     31,301     21,484    176,127    171,840      136,992
                                                          ========   ========   ========   ========   ========   ==========
Cost of shares acquired.................................  $582,394   $231,280   $167,866   $622,021   $782,785   $1,086,191
                                                          ========   ========   ========   ========   ========   ==========
Cost of shares redeemed.................................  $157,811   $ 29,360   $ 51,091   $526,063   $270,894   $  217,726
                                                          ========   ========   ========   ========   ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------
                                                               ALL PRO     ALL PRO     ALL PRO     ALL PRO
                                                                LARGE       LARGE       SMALL       SMALL
                                                                 CAP         CAP         CAP         CAP
                                                               GROWTH       VALUE      GROWTH       VALUE
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                1998        1998        1998        1998
-----------------------------------------------------------------------------------------------------------
Shares purchased............................................     2,942       3,101       2,891       3,213
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                               -------     -------     -------     -------
Total shares acquired.......................................     2,942       3,101       2,891       3,213
Total shares redeemed.......................................        (3)         (3)         (2)         (3)
                                                               -------     -------     -------     -------
Net increase in shares owned................................     2,939       3,098       2,889       3,210
Shares owned, beginning of year.............................
                                                               -------     -------     -------     -------
Shares owned, end of year...................................     2,939       3,098       2,889       3,210
                                                               =======     =======     =======     =======
Cost of shares acquired.....................................   $30,501     $30,501     $29,500     $29,500
                                                               =======     =======     =======     =======
Cost of shares redeemed.....................................   $    27     $    29     $    22     $    24
                                                               =======     =======     =======     =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                               VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
                                 HIGH INCOME PORTFOLIO                EQUITY-INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
                              1998        1997        1996         1998         1997         1996
----------------------------------------------------------------------------------------------------
Shares purchased.........     109,166     66,009       77,760      130,125      123,211      200,553
Shares received from
 reinvestment of:
 Dividends...............      15,265     10,958        5,960        5,799        5,015          173
 Capital gain
   distributions.........       9,700      1,354        1,166       20,637       25,217        4,932
                           ----------   --------   ----------   ----------   ----------   ----------
Total shares acquired....     134,131     78,321       84,886      156,561      153,443      205,658
Total shares redeemed....     (42,283)   (22,280)     (18,971)     (32,813)     (27,745)     (35,921)
                           ----------   --------   ----------   ----------   ----------   ----------
Net increase in shares
 owned...................      91,848     56,041       65,915      123,748      125,698      169,737
Shares owned, beginning
 of year.................     194,272    138,231       72,316      394,011      268,313       98,576
                           ----------   --------   ----------   ----------   ----------   ----------
Shares owned, end of
 year....................     286,120    194,272      138,231      517,759      394,011      268,313
                           ==========   ========   ==========   ==========   ==========   ==========
Cost of shares
 acquired................  $1,652,525   $982,034   $1,005,014   $3,796,380   $3,282,492   $3,962,136
                           ==========   ========   ==========   ==========   ==========   ==========
Cost of shares
 redeemed................  $  494,082   $245,748   $  203,835   $  606,819   $  487,914   $  568,535
                           ==========   ========   ==========   ==========   ==========   ==========

                             VARIABLE INSURANCE PRODUCTS FUND
-------------------------  ------------------------------------
                                     GROWTH PORTFOLIO
-------------------------  ------------------------------------
                              1998         1997         1996
-------------------------  ------------------------------------
Shares purchased.........      43,794       38,162       91,860
Shares received from
 reinvestment of:
 Dividends...............         910          884          161
 Capital gain
   distributions.........      23,805        3,957        4,065
                           ----------   ----------   ----------
Total shares acquired....      68,509       43,003       96,086
Total shares redeemed....     (14,019)     (13,124)     (14,970)
                           ----------   ----------   ----------
Net increase in shares
 owned...................      54,490       29,879       81,116
Shares owned, beginning
 of year.................     160,469      130,590       49,474
                           ----------   ----------   ----------
Shares owned, end of
 year....................     214,959      160,469      130,590
                           ==========   ==========   ==========
Cost of shares
 acquired................  $2,516,413   $1,433,785   $2,841,783
                           ==========   ==========   ==========
Cost of shares
 redeemed................  $  427,033   $  392,711   $  354,333
                           ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------
                                  ASSET MANAGER PORTFOLIO               INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------
                                 1998       1997       1996        1998         1997         1996
----------------------------------------------------------------------------------------------------
Shares purchased.............    25,098     35,383     31,189       43,613       29,044       20,895
Shares received from
 reinvestment of:
 Dividends...................     3,130      2,148        899          651          319          108
 Capital gain
   distributions.............     9,388      5,388        740        1,506          646          279
                               --------   --------   --------   ----------   ----------   ----------
Total shares acquired........    37,616     42,919     32,828       45,770       30,009       21,282
Total shares redeemed........    (9,537)    (3,970)    (4,663)     (11,064)      (3,452)      (2,843)
                               --------   --------   --------   ----------   ----------   ----------
Net increase in shares
 owned.......................    28,079     38,949     28,165       34,706       26,557       18,439
Shares owned, beginning of
 year........................    89,285     50,336     22,171       53,392       26,835        8,396
                               --------   --------   --------   ----------   ----------   ----------
Shares owned, end of year....   117,364     89,285     50,336       88,098       53,392       26,835
                               ========   ========   ========   ==========   ==========   ==========
Cost of shares acquired......  $629,153   $714,524   $516,480   $5,707,647   $3,128,140   $1,707,951
                               ========   ========   ========   ==========   ==========   ==========
Cost of shares redeemed......  $137,919   $ 55,323   $ 63,919   $  857,666   $  254,455   $  191,769
                               ========   ========   ========   ==========   ==========   ==========

                               VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------  ----------------------------------
                                      CONTRAFUND PORTFOLIO
-----------------------------  ----------------------------------
                                  1998         1997        1996
-----------------------------  ----------------------------------
Shares purchased.............      86,578       66,945     45,949
Shares received from
 reinvestment of:
 Dividends...................         774          446
 Capital gain
   distributions.............       5,697        1,177
                               ----------   ----------   --------
Total shares acquired........      93,049       68,568     45,949
Total shares redeemed........     (19,119)      (7,939)      (956)
                               ----------   ----------   --------
Net increase in shares
 owned.......................      73,930       60,629     44,993
Shares owned, beginning of
 year........................     105,622       44,993
                               ----------   ----------   --------
Shares owned, end of year....     179,552      105,622     44,993
                               ==========   ==========   ========
Cost of shares acquired......  $1,941,714   $1,231,237   $693,349
                               ==========   ==========   ========
Cost of shares redeemed......  $  276,108   $  114,819   $ 14,081
                               ==========   ==========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                               OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------
                                 EQUITY PORTFOLIO                   SMALL CAP PORTFOLIO
----------------------------------------------------------------------------------------------
                          1998         1997         1996        1998       1997        1996
----------------------------------------------------------------------------------------------
Shares purchased.....      23,423       34,467       42,807     24,374     30,085       65,607
Shares received from
  reinvestment of:
  Dividends..........       1,019          618          319        303        404          387
  Capital gain
    distributions....       4,400        2,202          638      3,309      2,847          993
                       ----------   ----------   ----------   --------   --------   ----------
Total shares
  acquired...........      28,842       37,287       43,764     27,986     33,336       66,987
Total shares
  redeemed...........     (15,768)      (6,858)      (9,671)   (14,614)    (4,974)     (25,554)
                       ----------   ----------   ----------   --------   --------   ----------
Net increase in
  shares owned.......      13,074       30,429       34,093     13,372     28,362       41,433
Shares owned,
  beginning of
  year...............      93,922       63,493       29,400     92,336     63,974       22,541
                       ----------   ----------   ----------   --------   --------   ----------
Shares owned, end of
  year...............     106,996       93,922       63,493    105,708     92,336       63,974
                       ==========   ==========   ==========   ========   ========   ==========
Cost of shares
  acquired...........  $1,085,567   $1,193,237   $1,187,893   $681,891   $806,239   $1,399,244
                       ==========   ==========   ==========   ========   ========   ==========
Cost of shares
  redeemed...........  $  388,354   $  157,748   $  192,083   $297,512   $ 98,639   $  462,998
                       ==========   ==========   ==========   ========   ========   ==========

                              OCC ACCUMULATION TRUST
---------------------  ------------------------------------
                                MANAGED PORTFOLIO
---------------------  ------------------------------------
                          1998         1997         1996
---------------------  ------------------------------------
Shares purchased.....      31,523       62,513       80,900
Shares received from
  reinvestment of:
  Dividends..........       1,241        1,265          473
  Capital gain
    distributions....       4,964        3,886          302
                       ----------   ----------   ----------
Total shares
  acquired...........      37,728       67,664       81,675
Total shares
  redeemed...........     (14,457)      (8,399)      (9,538)
                       ----------   ----------   ----------
Net increase in
  shares owned.......      23,271       59,265       72,137
Shares owned,
  beginning of
  year...............     160,240      100,975       28,838
                       ----------   ----------   ----------
Shares owned, end of
  year...............     183,511      160,240      100,975
                       ==========   ==========   ==========
Cost of shares
  acquired...........  $1,652,686   $2,630,801   $2,652,701
                       ==========   ==========   ==========
Cost of shares
  redeemed...........  $  428,284   $  229,304   $  224,761
                       ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                           SCUDDER VARIABLE LIFE INVESTMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
                                    BOND PORTFOLIO              GROWTH AND INCOME PORTFOLIO          INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                              1998       1997       1996        1998         1997        1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------------
Shares purchased..........   100,463     43,001     58,485      197,684      119,224     57,128     61,504     44,838     16,200
Shares received from
  reinvestment of:
  Dividends...............     7,610      4,111      3,517        5,978        2,596        397      1,124        339
  Capital gain
    distributions.........       374        207                  13,652        3,056                 7,392        177
                            --------   --------   --------   ----------   ----------   --------   --------   --------   --------
Total shares acquired.....   108,447     47,319     62,002      217,314      124,876     57,525     70,020     45,354     16,200
Total shares redeemed.....   (57,783)   (16,152)   (12,792)     (38,671)      (9,613)    (1,021)   (38,827)    (3,111)       (73)
                            --------   --------   --------   ----------   ----------   --------   --------   --------   --------
Net increase in shares
  owned...................    50,664     31,167     49,210      178,643      115,263     56,504     31,193     42,243     16,127
Shares owned, beginning of
  year....................    97,860     66,693     17,483      171,767       56,504                58,370     16,127
                            --------   --------   --------   ----------   ----------   --------   --------   --------   --------
Shares owned, end of
  year....................   148,524     97,860     66,693      350,410      171,767     56,504     89,563     58,370     16,127
                            ========   ========   ========   ==========   ==========   ========   ========   ========   ========
Cost of shares acquired...  $741,377   $317,678   $414,413   $2,474,783   $1,299,585   $493,834   $979,973   $641,233   $201,830
                            ========   ========   ========   ==========   ==========   ========   ========   ========   ========
Cost of shares redeemed...  $381,942   $113,948   $ 85,176   $  329,970   $   79,839   $  8,537   $517,743   $ 38,453   $    913
                            ========   ========   ========   ==========   ==========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          DREYFUS VARIABLE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------
                                                            ZERO COUPON 2000 PORTFOLIO       GROWTH AND INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            1998       1997       1996       1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................    51,358     17,242     23,636     40,811       46,348     34,826
Shares received from reinvestment of:
  Dividends.............................................     3,167      1,598      1,234        883          770        237
  Capital gain distributions............................                  337         88      1,365        5,183      3,285
                                                          --------   --------   --------   --------   ----------   --------
Total shares acquired...................................    54,525     19,177     24,958     43,059       52,301     38,348
Total shares redeemed...................................   (23,237)   (10,183)    (8,689)   (20,917)     (11,039)    (1,445)
                                                          --------   --------   --------   --------   ----------   --------
Net increase in shares owned............................    31,288      8,994     16,269     22,142       41,262     36,903
Shares owned, beginning of year.........................    36,257     27,263     10,994     78,165       36,903
                                                          --------   --------   --------   --------   ----------   --------
Shares owned, end of year...............................    67,545     36,257     27,263    100,307       78,165     36,903
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares acquired.................................  $676,052   $235,127   $309,524   $931,244   $1,077,698   $793,353
                                                          ========   ========   ========   ========   ==========   ========
Cost of shares redeemed.................................  $284,571   $129,221   $106,079   $444,407   $  222,255   $ 29,718
                                                          ========   ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                               DREYFUS SOCIALLY RESPONSIBLE
                                                                    GROWTH FUND, INC.
--------------------------------------------------------------------------------------------
                                                              SOCIALLY RESPONSIBLE PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                1998       1997       1996
--------------------------------------------------------------------------------------------
Shares purchased............................................    31,900     14,428      6,129
Shares received from reinvestment of:
  Dividends.................................................        80         71         14
  Capital gain distributions................................     1,859        552        237
                                                              --------   --------   --------
Total shares acquired.......................................    33,839     15,051      6,380
Total shares redeemed.......................................    (2,213)    (1,325)       (24)
                                                              --------   --------   --------
Net increase in shares owned................................    31,626     13,726      6,356
Shares owned, beginning of year.............................    20,082      6,356
                                                              --------   --------   --------
Shares owned, end of year...................................    51,708     20,082      6,356
                                                              ========   ========   ========
Cost of shares acquired.....................................  $954,849   $354,771   $126,413
                                                              ========   ========   ========
Cost of shares redeemed.....................................  $ 42,970   $ 24,774   $    450
                                                              ========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------
                                                               FUND FOR U.S. GOVERNMENT
                                                                SECURITIES II PORTFOLIO        UTILITY FUND II PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                               1998       1997      1996       1998       1997      1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................................    66,759     12,659     7,227     14,494     12,273     8,476
Shares received from reinvestment of:
  Dividends................................................       528        334       156        195        298       148
  Capital gain distributions...............................        23                           1,189        291
                                                             --------   --------   -------   --------   --------   -------
Total shares acquired......................................    67,310     12,993     7,383     15,878     12,862     8,624
Total shares redeemed......................................   (25,566)      (133)       (8)    (5,232)    (2,180)      (35)
                                                             --------   --------   -------   --------   --------   -------
Net increase in shares owned...............................    41,744     12,860     7,375     10,646     10,682     8,589
Shares owned, beginning of year............................    20,235      7,375               19,271      8,589
                                                             --------   --------   -------   --------   --------   -------
Shares owned, end of year..................................    61,979     20,235     7,375     29,917     19,271     8,589
                                                             ========   ========   =======   ========   ========   =======
Cost of shares acquired....................................  $736,176   $133,638   $74,062   $227,305   $160,307   $95,064
                                                             ========   ========   =======   ========   ========   =======
Cost of shares redeemed....................................  $263,064   $  1,319   $    83   $ 57,624   $ 23,820   $   381
                                                             ========   ========   =======   ========   ========   =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
                                                               VAN ECK      VAN ECK         VAN ECK          VAN ECK
                                                              WORLDWIDE    WORLDWIDE       WORLDWIDE        WORLDWIDE
                                                                BOND      HARD ASSETS   EMERGING MARKETS   REAL ESTATE
                                                              PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                1998         1998             1998            1998
----------------------------------------------------------------------------------------------------------------------
Shares purchased............................................     2,368        1,916           7,170            2,252
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                               -------      -------         -------          -------
Total shares acquired.......................................     2,368        1,916           7,170            2,252
Total shares redeemed.......................................
                                                               -------      -------         -------          -------
Net increase in shares owned................................     2,368        1,916           7,170            2,252
Shares owned, beginning of year.............................
                                                               -------      -------         -------          -------
Shares owned, end of year...................................     2,368        1,916           7,170            2,252
                                                               =======      =======         =======          =======
Cost of shares acquired.....................................   $26,717      $25,472         $60,000          $25,000
                                                               =======      =======         =======          =======
Cost of shares redeemed.....................................   $     1      $     2
                                                               =======      =======         =======          =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Provident Mutual makes certain deductions from premiums before amounts are allocated to each separate account selected by the contractholder. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original contract documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 contracts, Provident Mutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1998 and 1997.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractholder will receive a refund equal to the contract account value plus certain deductions made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 contracts. Provident Mutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              REPORT ON AUDIT OF CONSOLIDATED FINANCIAL STATEMENTS
               FOR THE YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                        INDEPENDENT ACCOUNTANTS' REPORT

To the Board of Directors of
Provident Mutual Life Insurance Company:

     In our opinion, the accompanying consolidated statements of financial condition and the related consolidated statements of operations, equity, and cash flows present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries, at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
February 5, 1999

            PROVIDENT MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1998          1997
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost:
      1998 -- $2,924,713; 1997 -- $2,647,954)...............  $3,030,942    $2,758,069
     Held to maturity, at amortized cost (market:
      1998 -- $405,108; 1997 -- $455,776)...................     379,184       436,181
  Equity securities, at market (cost: 1998 -- $30,317;
     1997 -- $22,706).......................................      29,420        23,818
  Mortgage loans............................................     641,568       663,285
  Real estate...............................................      39,468        52,543
  Policy loans and premium notes............................     362,381       358,670
  Other invested assets.....................................       9,428        14,546
  Short-term investments....................................      96,141        18,519
                                                              ----------    ----------
          Total investments.................................   4,588,532     4,325,631
Cash........................................................  14,424....        17,985
Premiums due................................................      11,754        12,960
Investment income due and accrued...........................      75,729        73,997
Deferred policy acquisition costs...........................     705,183       629,635
Reinsurance recoverable.....................................     152,831       499,488
Separate account assets.....................................   3,115,352     2,284,118
Other assets................................................      73,716        77,059
                                                              ----------    ----------
          Total Assets......................................  $8,737,521    $7,920,873
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $4,243,117    $4,344,591
  Policyholder funds........................................     146,948       146,871
  Policyholder dividends payable............................      33,428        33,258
  Other policy obligations..................................      18,321        16,638
                                                              ----------    ----------
          Total policy liabilities..........................   4,441,814     4,541,358
Expenses payable............................................      29,670        23,775
Taxes payable...............................................       6,308         5,856
Federal income taxes payable:
  Current...................................................      30,721        39,114
  Deferred..................................................      57,790        64,216
Separate account liabilities................................   3,088,933     2,279,124
Other liabilities...........................................     147,162       123,148
                                                              ----------    ----------
          Total liabilities.................................   7,802,398     7,076,591
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES NOTE 9
EQUITY
Retained earnings...........................................     901,158       813,618
Accumulated other comprehensive income:
  Net unrealized appreciation on securities.................      33,965        30,664
                                                              ----------    ----------
          Total equity......................................     935,123       844,282
                                                              ----------    ----------
          Total Liabilities and Equity......................  $8,737,521    $7,920,873
                                                              ==========    ==========

          See accompanying notes to consolidated financial statements.

            PROVIDENT MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                               1998        1997        1996
                                                             --------    --------    --------
REVENUES
Premiums...................................................  $206,376    $220,952    $235,615
Policy and contract charges................................   126,282     106,449      73,873
Net investment income......................................   352,690     331,524     333,938
Other income...............................................    55,596      47,520      43,839
Net realized gains on investments..........................     6,780       2,360       7,873
                                                             --------    --------    --------
          Total revenues...................................   747,724     708,805     695,138
                                                             --------    --------    --------
BENEFITS AND EXPENSES
Policy and contract benefits...............................   226,802     234,117     241,042
Change in future policyholder benefits.....................   138,001     122,463     130,147
Operating expenses.........................................    82,290      82,310      94,786
Amortization of deferred policy acquisition costs..........    72,926      73,582      56,092
Policyholder dividends.....................................    65,648      65,736      65,184
Noninsurance commissions and expenses......................    35,649      24,962      20,520
                                                             --------    --------    --------
          Total benefits and expenses......................   621,316     603,170     607,771
                                                             --------    --------    --------
          Income before income taxes.......................   126,408     105,635      87,367
                                                             --------    --------    --------
Income tax expense (benefit):
  Current..................................................    46,953      35,971      (6,613)
  Deferred.................................................    (8,085)      2,613      12,441
                                                             --------    --------    --------
          Total income tax expense.........................    38,868      38,584       5,828
                                                             --------    --------    --------
          Net Income.......................................  $ 87,540    $ 67,051    $ 81,539
                                                             ========    ========    ========

          See accompanying notes to consolidated financial statements.

            PROVIDENT MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN THOUSANDS)

                                                                             NET
                                                                         UNREALIZED
                                                            RETAINED    APPRECIATION      TOTAL
                                                            EARNINGS    ON SECURITIES     EQUITY
                                                            --------    -------------    --------
BALANCE AT JANUARY 1, 1996................................  $665,028       $30,301       $695,329
                                                                                         --------
Comprehensive income
  Net income..............................................    81,539            --         81,539
  Other comprehensive income, net of tax:
     Change in unrealized appreciation....................        --       (19,591)       (19,591)
                                                                                         --------
Total comprehensive income................................                                 61,948
                                                            --------       -------       --------
BALANCE AT DECEMBER 31, 1996..............................   746,567        10,710        757,277
                                                                                         --------
Comprehensive income
  Net income..............................................    67,051            --         67,051
  Other comprehensive income, net of tax:
     Change in unrealized appreciation....................        --        19,954         19,954
                                                                                         --------
Total comprehensive income................................                                 87,005
                                                            --------       -------       --------
BALANCE AT DECEMBER 31, 1997..............................   813,618        30,664        844,282
                                                                                         --------
Comprehensive income
  Net income..............................................    87,540            --         87,540
  Other comprehensive income, net of tax:
     Change in unrealized appreciation....................        --         3,301          3,301
                                                                                         --------
Total comprehensive income................................                                 90,841
                                                            --------       -------       --------
BALANCE AT DECEMBER 31, 1998..............................  $901,158       $33,965       $935,123
                                                            ========       =======       ========

          See accompanying notes to consolidated financial statements.

            PROVIDENT MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31,
                                                              -------------------------------------
                                                                 1998          1997         1996
                                                              -----------    ---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    87,540    $  67,051    $  81,539
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................      124,693      108,773      117,038
  Amortization of deferred policy acquisition costs.........       72,926       73,582       56,092
  Capitalization of deferred policy acquisition costs.......     (140,052)    (127,593)    (119,031)
  Deferred Federal income taxes.............................       (8,085)       2,613       12,441
  Depreciation, amortization and accretion..................         (701)       4,309        5,292
  Net realized gains on investments.........................       (6,780)      (2,360)      (7,873)
  Change in investment income due and accrued...............       (1,732)         215          991
  Change in premiums due....................................        1,206          146        2,757
  Change in reinsurance recoverable.........................      346,657       30,838       14,173
  Change in policy liabilities and other policyholder
    funds...................................................     (342,412)     (44,638)     (18,335)
  Change in other liabilities...............................       24,014        5,093        8,899
  Change in current Federal income taxes payable............       (8,393)       3,786      (43,161)
  Other, net................................................        4,262       (7,770)     (13,785)
                                                              -----------    ---------    ---------
    Net cash provided by operating activities...............      153,143      114,045       97,037
                                                              -----------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................      290,037      370,224      285,514
  Held to maturity securities...............................        4,806           --           --
  Equity securities.........................................       27,543        8,288        8,147
  Real estate...............................................       27,740       17,347       21,902
  Other invested assets.....................................       25,080        7,424        6,078
Proceeds from maturities of investments:
  Available for sale securities.............................      348,101      207,455      165,980
  Held to maturity securities...............................       76,483       96,045      109,582
  Mortgage loans............................................      121,076       99,673      124,190
Purchases of investments:
  Available for sale securities.............................     (922,201)    (705,348)    (533,650)
  Held to maturity securities...............................      (23,624)     (21,721)     (76,730)
  Equity securities.........................................      (32,339)      (7,052)      (2,966)
  Mortgage loans............................................     (107,728)     (54,659)     (94,254)
  Real estate...............................................         (856)      (1,823)     (11,449)
  Other invested assets.....................................      (11,342)      (1,807)        (127)
Contributions of separate account seed money................      (20,826)          --         (601)
Withdrawals of separate account seed money..................        1,954           29        6,586
Policy loans and premium notes, net.........................       (3,711)        (148)       7,580
Net (purchases) sales of short-term investments.............      (77,622)      41,888       35,983
                                                              -----------    ---------    ---------
    Net cash (used in) provided by investing activities.....     (277,429)      55,815       51,765
                                                              -----------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    1,228,552      836,694      668,437
Variable universal life and investment product
  withdrawals...............................................   (1,107,827)    (994,120)    (814,559)
                                                              -----------    ---------    ---------
    Net cash provided by (used in) financing activities.....      120,725     (157,426)    (146,122)
                                                              -----------    ---------    ---------
    Net change in cash......................................       (3,561)      12,434        2,680
Cash, beginning of year.....................................       17,985        5,551        2,871
                                                              -----------    ---------    ---------
Cash, end of year...........................................  $    14,424    $  17,985    $   5,551
                                                              ===========    =========    =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for income taxes................  $    54,863    $  31,805    $  36,329
                                                              ===========    =========    =========
  Foreclosure of mortgage loans.............................  $     8,848    $   1,744    $   7,665
                                                              ===========    =========    =========

          See accompanying notes to consolidated financial statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

     Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, in aggregate, are defined as the "Company."

     On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure. The Plan amended and replaced the proposed plan of conversion adopted January 5, 1998. The Plan would result in Provident Mutual converting to a stock life insurance company and being renamed Provfirst America Life Insurance Company (Provfirst America). Provfirst America will have a newly created parent company, Provfirst America Corporation, a stock holding company. Additionally, Provfirst America Corporation will have a newly created parent company, Provident Mutual Holding Company, a mutual holding company. PLACA will be renamed Provfirst America Life and Annuity Company. PMILIC will be renamed Provfirst America International Life Insurance Company. PHC will be renamed Provfirst America Holding Company.

     The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

     The Plan requires the approval of at least two-thirds of the votes cast by voting policyholders. A Special Meeting of policyholders to consider and vote upon the Plan has been scheduled for February 9, 1999.

     The Company sells individual variable and traditional life insurance products and a variety of individual and group annuity products and maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, which are responsible for product regulation. Sales in 12 states accounted for 79% of the Company's sales for the year ended December 31, 1998. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, benefits are regulated by statutes and regulations in each of these states.

     PLACA specializes primarily in the development and sale of various annuity products and sells certain variable and traditional life products, also sold by Provident Mutual, through a personal producing general agency sales force.

     PMILIC's business consists of life insurance assumed from Provident Mutual.

     PHC is a downstream holding company whose major subsidiary is Sigma American Corporation (Sigma). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the initial deferral of acquisition costs, the accounting for deferred taxes, the accrual of postretirement benefits, the elimination of the statutory asset valuation reserve and the establishment of investment valuation allowances.

     Statutory net income was $74.8 million, $62.7 million and $39.9 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory surplus was $382.4 million and $374.4 million as of December 31, 1998 and 1997, respectively. During 1998, the Company adopted the accounting requirements of the National Association of Insurance Commissioners' codification of statutory accounting principles. The effect of this reduced surplus by $46.8 million.

     The preparation of the accompanying consolidated financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are charged to realized capital losses. Reserves totaled $10.7 million and $13.1 million at December 31, 1998 and 1997, respectively.

     Policy loans are reported at unpaid principal balances.

     Real estate occupied by the Company is carried at cost less accumulated depreciation. Foreclosed real estate is carried at the lower of cost or fair market value, less encumbrances and accumulated depreciation. The straight-line method of depreciation is used for all real estate.

     Other invested assets consist primarily of real estate joint ventures carried on the equity basis and limited partnerships carried at the lower of cost or fair market value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

     Cash includes demand deposits and cash on hand.

     Short-term investments include money market funds, certificates of deposit and short-term investments whose maturities at the time of acquisition were one year or less. These investments are carried at amortized cost, which approximates market value.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. The Company is currently reviewing this Statement and has not yet determined its impact on the consolidated financial statements.

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The adoption of this statement, which is effective for fiscal years beginning after December 15, 1998, is not expected to have a material effect on the Company's consolidated financial statements.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

Variable Life and Investment-Type Products

     Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

Traditional Life Insurance and Accident and Health Insurance Products

     Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other account balances, credited interest rates ranged from 3.47% to 9.07% in 1998.

Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yield, before realized capital gains and losses, in the calculation of expected gross margins was 8.25% for 1998, 8.0% for 1997 and 8.15% for 1996.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected life of the policies.

     The costs deferred during 1998, 1997 and 1996 were $140.1 million, $127.6 million, and $119.0 million, respectively. Amortization of deferred policy acquisition costs was $72.9 million, $73.6 million and $56.1 million during 1998, 1997 and 1996, respectively.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractholders and several of the Company's retirement plans.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

     For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying consolidated financial statements and those in the Company's income tax returns.

COMPREHENSIVE INCOME

     During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for the reporting and presentation of comprehensive income and its components.

     Comprehensive income encompasses all changes in equity, excluding transactions with owners, and includes net income and the change in unrealized appreciation/depreciation on securities. This new standard requires additional disclosures in the consolidated financial statements and does not affect results of operations or financial condition.

     The components of other comprehensive income are as follows (in millions):

                                                                      TAX
                                                     BEFORE TAX    (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................    $ 11.9       $ (4.2)       $  7.7
  Less: reclassification adjustment for gains
     realized in net income........................      (6.8)         2.4          (4.4)
                                                       ------       ------        ------
  Net change in unrealized appreciation on
     securities....................................    $  5.1       $ (1.8)       $  3.3
                                                       ======       ======        ======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................    $ 33.1       $(11.6)       $ 21.5
  Less: reclassification adjustment for gains
     realized in net income........................      (2.4)          .9          (1.5)
                                                       ------       ------        ------
  Net change in unrealized appreciation on
     securities....................................    $ 30.7       $(10.7)       $ 20.0
                                                       ======       ======        ======
YEAR ENDED DECEMBER 31, 1996:
  Unrealized appreciation (depreciation) on
     securities....................................    $(24.7)      $ 10.2        $(14.5)
  Less: reclassification adjustment for gains
     realized in net income........................      (7.9)         2.8          (5.1)
                                                       ------       ------        ------
  Net change in unrealized appreciation on
     securities....................................    $(32.6)      $ 13.0        $(19.6)
                                                       ======       ======        ======

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1998 and 1997 (in millions):

                                             DECEMBER 31, 1998       DECEMBER 31, 1997
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Fixed maturities:
  Available for sale......................  $3,030.9    $3,030.9    $2,758.1    $2,758.1
  Held to maturity........................  $  405.1    $  379.2    $  455.8    $  436.2
Equity securities.........................  $   29.4    $   29.4    $   23.8    $   23.8
Mortgage loans............................  $  697.2    $  641.6    $  726.6    $  663.3

                                             DECEMBER 31, 1998       DECEMBER 31, 1997
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............  $  178.6    $  172.3    $  240.7    $  234.3
Group annuities...........................  $1,596.4    $1,595.9    $1,345.8    $1,353.2
Supplementary contracts without life
  contingencies...........................  $   30.4    $   29.8    $   30.8    $   30.6
Individual annuities......................  $1,907.1    $1,961.8    $1,740.3    $1,799.6

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

     The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The statement value and fair value of the assets backing the guaranteed interest contract liabilities were $172.5 million and $175.9 million, respectively, at December 31, 1998 and $237.1 million and $240.9 million, respectively, at December 31, 1997.

GROUP ANNUITIES

     The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND COUPON ACCUMULATIONS

     The policyholders' dividend and coupon accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1998 and 1997 are as follows (in millions):

                                                                   DECEMBER 31, 1998
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                   COST         GAINS         LOSSES        VALUE
------------------                                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   41.7       $  1.7        $  --       $   43.4
Obligations of states and political
  subdivisions...................................      57.8          2.9           --           60.7
Debt securities issued by foreign governments....       1.0           .1           --            1.1
Corporate securities.............................   2,537.1        124.4         33.3        2,628.2
Mortgage-backed securities.......................     287.1         11.0           .6          297.5
                                                   --------       ------        -----       --------
Subtotal -- fixed maturities.....................   2,924.7        140.1         33.9        3,030.9
Equity securities................................      30.3          1.8          2.7           29.4
                                                   --------       ------        -----       --------
     Total.......................................  $2,955.0       $141.9        $36.6       $3,060.3
                                                   ========       ======        =====       ========

                                                                   DECEMBER 31, 1998
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 16.7        $ 1.5         $  --        $ 18.2
Obligations of states and political
  subdivisions...................................      7.9           .7            .1           8.5
Debt securities issued by foreign governments....      6.2          1.0            --           7.2
Corporate securities.............................    339.6         22.4            .2         361.8
Mortgage-backed securities.......................      8.8           .6            --           9.4
                                                    ------        -----         -----        ------
     Total.......................................   $379.2        $26.2         $  .3        $405.1
                                                    ======        =====         =====        ======

                                                                   DECEMBER 31, 1997
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                   COST         GAINS         LOSSES        VALUE
------------------                                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   53.4       $  2.0        $  .1       $   55.3
Obligations of states and political
  subdivisions...................................      66.7          3.3           .2           69.8
Debt securities issued by foreign governments....       1.0           .1           --            1.1
Corporate securities.............................   2,257.1        104.2         10.8        2,350.5
Mortgage-backed securities.......................     269.8         11.7           .1          281.4
                                                   --------       ------        -----       --------
Subtotal -- fixed maturities.....................   2,648.0        121.3         11.2        2,758.1
Equity securities................................      22.7          4.8          3.7           23.8
                                                   --------       ------        -----       --------
     Total.......................................  $2,670.7       $126.1        $14.9       $2,781.9
                                                   ========       ======        =====       ========

                                                                   DECEMBER 31, 1997
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 17.3        $ 1.1          $ --        $ 18.4
Obligations of states and political
  subdivisions...................................      9.1           .6            .1           9.6
Debt securities issued by foreign governments....      6.5           .8            --           7.3
Corporate securities.............................    393.9         19.1           2.5         410.5
Mortgage-backed securities.......................      9.4           .6            --          10.0
                                                    ------        -----          ----        ------
     Total.......................................   $436.2        $22.2          $2.6        $455.8
                                                    ======        =====          ====        ======

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are as follows (in millions):

                            AMORTIZED   ESTIMATED
AVAILABLE FOR SALE            COST      FAIR VALUE
------------------          ---------   ----------
Due in one year or less...  $  145.1     $  146.6
Due after one year through
  five years..............     768.8        791.8
Due after five years
  through ten years.......     734.1        766.9
Due after ten years.......   1,276.7      1,325.6
                            --------     --------
     Total................  $2,924.7     $3,030.9
                            ========     ========

                            AMORTIZED   ESTIMATED
HELD TO MATURITY              COST      FAIR VALUE
----------------            ---------   ----------
Due in one year or less...   $ 10.2       $ 10.2
Due after one year through
  five years..............    109.1        113.6
Due after five years
  through ten years.......    156.3        168.7
Due after ten years.......    103.6        112.6
                             ------       ------
     Total................   $379.2       $405.1
                             ======       ======

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized gains (losses) on investments for the years ended December 31, 1998, 1997 and 1996 are summarized as follows (in millions):

                           1998    1997    1996
                           -----   -----   -----
Fixed maturities.........  $(9.2)  $ 7.9   $ 6.0
Equity securities........    2.8    (3.8)     .3
Mortgage loans...........     .7     1.1    (1.4)
Real estate..............    6.6    (2.2)    2.8
Policy loans and premium
  notes..................     --      --      .9
Other invested assets....    8.9     (.6)    (.7)
Other assets.............   (3.0)     --      --
                           -----   -----   -----
     Total...............  $ 6.8   $ 2.4   $ 7.9
                           =====   =====   =====

     During 1998, the Company sold held to maturity securities with an amortized cost of $5.6 million, resulting in a realized loss of $.8 million.

The securities were sold in response to significant deterioration in the creditworthiness of the issuers.

     Net unrealized appreciation on available for sale securities as of December 31, 1998 and 1997 is summarized as follows (in millions):

                                 1998     1997
                                ------   ------
Net unrealized appreciation
  before adjustments for the
  following:..................  $105.3   $111.2
  Amortization of deferred
     policy acquisition
     costs....................   (53.0)   (64.0)
  Deferred Federal income
     taxes....................   (18.3)   (16.5)
                                ------   ------
Net unrealized appreciation...  $ 34.0   $ 30.7
                                ======   ======

     Net investment income, by type of investment, is as follows for the years ending December 31, 1998, 1997 and 1996 (in millions):

                         1998     1997     1996
                        ------   ------   ------
Gross investment
  income:
Fixed maturities:
  Available for
     sale.............  $225.2   $201.2   $193.5
  Held to maturity....    34.4     39.6     45.1
Equity securities.....      .5       .8      1.2
Mortgage loans........    59.1     62.9     69.0
Real estate...........     6.6     10.7     11.4
Policy loans and
  premium notes.......    24.2     23.4     23.4
Other invested
  assets..............    15.3      8.0      5.5
Short-term
  investments.........     3.3      2.5      3.8
Other, net............      --      (.2)      .5
                        ------   ------   ------
                         368.6    348.9    353.4
Less investment
  expenses............   (15.9)   (17.4)   (19.5)
                        ------   ------   ------
Net investment
  income..............  $352.7   $331.5   $333.9
                        ======   ======   ======

     On May 13, 1998, the Company purchased two structured notes at par value totaling $55 million for settlement on June 2, 1998. The notes were acquired from separate unaffiliated issuers and were categorized as available for sale. The notes carried opposite interest rate characteristics and were reset on June 29, 1998 as a result of the 10-year USD swap rate being less than the trigger rate of 6.14%. The notes were accounted for as separate notes in accordance with the provisions of FASB Emerging Issues Task Force (EITF) Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes".

     The note with a par value of $32 million and a stated coupon rate of 5.777% was reset to a coupon rate of 11.554%. Interest earned on this note during 1998 was $.1 million for 27 days at 5.777% and $1.9 million for 185 days at 11.554%.

     A note with a par value of $23 million and a stated coupon rate of 5.878% was reset to a coupon rate of 0% and was sold on June 29, 1998 at a loss of $10.6 million. Interest earned on this note during 1998 was $.1 million for 27 days at 5.878%.

     The unrealized gain on the remaining note is $10.1 million at December 31, 1998.

     In November 1998, the EITF released Issue No. 98-15, "Structured Notes Acquired for a Specified Investment Strategy", which requires that structured notes transactions entered into after September 24, 1998 be accounted for as a unit. If the Company had accounted for the notes as a unit, the realized loss of $10.6 million would have been reversed and applied as an adjustment to the cost of the remaining note. Interest earned for 1998 on both notes would have totaled $1.5 million. Interest earned over the lives of the notes would be $8.7 million less had the notes been accounted for as a unit.

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $33.9 million and $47.9 million, which are net of reserves of $4.3 million and $6.4 million as of December 31, 1998 and 1997, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1998 and 1997 is as follows (in millions):

                               1998     1997
                               -----    -----
BALANCE AT JANUARY 1.........  $13.1    $14.4
Recoveries...................    (.6)    (1.3)
Releases due to
  foreclosure................   (1.8)      --
                               -----    -----
BALANCE AT DECEMBER 31.......  $10.7    $13.1
                               =====    =====

     The average recorded investment in impaired loans was $46.3 million and $59.9 million during 1998 and 1997, respectively. Interest income recognized on impaired loans during 1998, 1997 and 1996 was $3.9 million, $4.9 million and $6.9 million, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate holdings are as follows at December 31, 1998 and 1997 (in millions):

                               1998     1997
                               -----    -----
Occupied by the Company......  $31.1    $32.0
Foreclosed...................    8.2     18.8
Investment...................     .2      1.7
                               -----    -----
     Total...................  $39.5    $52.5
                               =====    =====

     Depreciation expense was $1.8 million, $3.0 million and $3.2 million for the years ended December 31, 1998, 1997 and 1996, respectively. Accumulated depreciation for real estate totaled $6.9 million and $12.6 million at December 31, 1998 and 1997, respectively. Permanent impairment writedowns were $.5 million, $6.1 million and $1.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.

6.  BENEFIT PLANS
     The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare Part B reimbursement for certain retirees) and retiree life insurance.

     The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 1998 and 1997, as well as, the funded status as of December 31, 1998 and 1997 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   1998      1997      1998      1997
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of year.....  $116.6    $111.4    $ 29.8    $ 34.2
Service cost....................................     4.5       4.3        .5        .5
Interest cost...................................     7.8       8.3       1.9       2.0
Plan participants' contributions................      --        --        .1        .2
Plan amendments.................................      .4        --        --        --
Actuarial (gain) loss...........................    (3.2)      6.6      (1.9)     (4.7)
Gross benefits paid.............................    (9.4)    (14.0)     (2.1)     (2.4)
                                                  ------    ------    ------    ------
Net benefit obligation at end of year...........   116.7     116.6      28.3      29.8
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  year..........................................   165.8     148.7        --        --
Actual return on plan assets....................    26.8      31.7        --        --
Employer contributions..........................      --        --       1.7       1.6
401(h) transfer.................................    (1.7)     (1.6)       --        --
Gross benefits paid.............................    (8.5)    (13.0)     (1.7)     (1.6)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of year........   182.4     165.8        --        --
                                                  ------    ------    ------    ------
Funded status...................................    65.7      49.2     (28.3)    (29.8)
Unrecognized actuarial gain.....................   (41.2)    (26.7)    (17.0)    (16.0)
Unrecognized prior service cost.................     3.9       3.7       6.5       7.0
Unrecognized net transition obligation..........   (15.7)    (17.5)       --        --
                                                  ------    ------    ------    ------
Net amount recognized...........................  $ 12.7    $  8.7    $(38.8)   $(38.8)
                                                  ======    ======    ======    ======

     The following table presents the amounts recognized in the consolidated statements of financial condition as of December 31, 1998 and 1997 (in millions):

                                                   PENSION BENEFITS      OTHER BENEFITS
                                                   -----------------    ----------------
                                                    1998       1997      1998      1997
                                                   -------    ------    ------    ------
Prepaid benefit cost.............................  $ 24.0     $17.9     $   --    $   --
Accrued benefit liability........................   (11.3)     (9.2)     (38.8)    (38.8)
Additional minimum liability.....................    (1.8)     (3.9)        --        --
Intangible asset.................................     1.8       3.9         --        --
                                                   ------     -----     ------    ------
Net amount recognized............................  $ 12.7     $ 8.7     $(38.8)   $(38.8)
                                                   ======     =====     ======    ======

     The components of net periodic benefit (income) cost for the years ended December 31, 1998, 1997 and 1996 are as follows (in millions):

                                          PENSION BENEFITS            OTHER BENEFITS
                                     --------------------------    --------------------
                                      1998      1997      1996     1998    1997    1996
                                     ------    ------    ------    ----    ----    ----
Service cost.......................  $  4.5    $  4.3    $  4.6    $ .5    $ .5    $ .5
Interest cost......................     7.8       8.3       8.1     1.9     2.0     2.4
Expected return on assets..........   (14.6)    (13.0)    (12.4)     --      --     (.6)
Amortization of:
  Transition asset.................    (1.9)     (1.9)     (1.9)     --      --      --
  Prior service cost...............      .3        .3        .7      .4      .4      --
  Actuarial (gain) loss............     (.9)      (.1)       .1     (.9)    (.8)    (.4)
                                     ------    ------    ------    ----    ----    ----
Net periodic benefit (income)
  cost.............................  $ (4.8)   $ (2.1)   $  (.8)   $1.9    $2.1    $1.9
                                     ======    ======    ======    ====    ====    ====

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $15.9 million, $13.1 million, and $0, respectively, at December 31, 1998, and $20.6 million, $13.2 million, and $0, respectively, at December 31, 1997.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .1           $ (.1)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.3           $(1.2)

     The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of December 31, 1998 and 1997:

                                                            PENSION
                                                            BENEFITS      OTHER BENEFITS
                                                          ------------    --------------
                                                          1998    1997    1998     1997
                                                          ----    ----    -----    -----
Discount rate...........................................  6.75%   7.0%    6.75%     7.0%
Expected return on plan assets..........................   9.0%   9.0%     N/A      N/A
Rate of compensation increase...........................  4.75%   5.0%    4.75%     5.0%

     A 5.5% annual rate of increase in the cost of covered health care benefits was assumed for 1998, decreasing to an ultimate trend of 5.1% in 2001.

     In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In December 1998, the Company transferred $1.7 million of excess assets from the defined benefit pension plan to pay for 1998 qualified retiree health benefits. A transfer of excess assets in the amount of $1.6 million was made in December 1997 to pay for 1997 qualified retiree health benefits. In December 1996, excess assets totaling $1.6 million were transferred to pay for 1996 qualified retiree health benefits.

     The Company also provides a funded noncontributory defined contribution plan that covers substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $3.4 million, $3.4 million, and $2.6 million for the years ended December 31, 1998, 1997 and 1996, respectively.

7.  FEDERAL INCOME TAXES

     The Company files a consolidated Federal income tax return with its life insurance and non-insurance subsidiaries. Each tax provision is accrued on a separate company basis. The life company tax provisions include an equity tax.
     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                         YEAR ENDED DECEMBER 31,
                        -------------------------
                         1998     1997     1996
                        ------   ------   -------
Federal income tax at
  statutory rate.....   $44.2    $37.0    $ 30.6
  Current year equity
     tax.............     6.3      8.8       8.5
  True down of prior
     years' equity
     tax.............    (7.0)    (8.0)     (5.1)
  Tax settlement.....    (4.7)      --     (28.3)
  Other..............      .1       .8        .1
                        -----    -----    ------
Provision for Federal
  income tax from
  operations.........   $38.9    $38.6    $  5.8
                        =====    =====    ======

     In 1996, the Company settled various tax issues with the IRS, including an issue relating to the tax treatment of certain traditional life insurance policy updates. As a result of the settlements, the 1996 Federal income tax expense in the consolidated statement of operations was decreased by approximately $28.3 million which includes $15.9 million of interest, net of taxes. In 1998, the Company settled open tax years which resulted in the reduction of income tax expense by $4.7 million.

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 1998 and 1997 (in millions):

                                1998     1997
                               ------   ------
DEFERRED TAX LIABILITY
Deferred policy acquisition
  costs......................  $214.2   $196.5
Prepaid pension asset........     8.4      6.3
Net unrealized gain on
  available for sale
  securities.................    18.3     16.5
                               ------   ------
     Total deferred tax
       liability.............   240.9    219.3
                               ------   ------
DEFERRED TAX ASSET
Reserves.....................   145.8    123.8
Employee benefit accruals....    18.2     17.5
Invested assets..............     6.4      8.3
Policyholder dividends.......     8.2      8.1
Deferred rent................      --      1.4
Other........................     4.5     (4.0)
                               ------   ------
     Total deferred tax
       asset.................   183.1    155.1
                               ------   ------
Net deferred tax liability...  $ 57.8   $ 64.2
                               ======   ======

     The Company's Federal income tax returns have been audited through 1994. All years through 1985 are closed. Years 1986 through 1994 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1995 through the present remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

     Recently, the Internal Revenue Service issued Revenue Ruling 99-3 which provided, in general, that a mutual life insurance company that converts to a stock life insurance company in a mutual holding company structure will no longer be subject to the equity tax. As a result, the Company believes that it will no longer be subject to the equity tax upon completion of its conversion to a stock life insurance company pursuant to the pending mutual holding company conversion.

8.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500,000 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $352.7 million in reserves and received cash totaling $343.7 million. The $9.0 million cost of recapturing the contracts has been deferred and will be amortized in relation to the incidence of expected gross profits over the expected life of the contracts.

     The tables below highlight the amounts shown in the accompanying consolidated financial statements which are net of reinsurance activity (in millions):

                                                     CEDED TO      ASSUMED
                                          GROSS        OTHER      FROM OTHER       NET
                                         AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                        ---------    ---------    ----------    ---------
DECEMBER 31, 1998:
Life insurance in force...............  $40,139.8    $8,550.4       $167.4      $31,756.8
                                        =========    ========       ======      =========
Premiums..............................  $   217.1    $   14.2       $  3.5      $   206.4
                                        =========    ========       ======      =========
Future policyholder benefits..........  $ 4,243.1    $  152.8       $  3.1      $ 4,093.4
                                        =========    ========       ======      =========
DECEMBER 31, 1997:
Life insurance in force...............  $36,961.7    $7,549.1       $238.6      $29,651.2
                                        =========    ========       ======      =========
Premiums..............................  $   232.7    $   15.0       $  3.2      $   220.9
                                        =========    ========       ======      =========
Future policyholder benefits..........  $ 4,344.6    $  499.5       $  3.9      $ 3,849.0
                                        =========    ========       ======      =========
DECEMBER 31, 1996:
Life insurance in force...............  $33,695.9    $6,559.3       $208.9      $27,345.5
                                        =========    ========       ======      =========
Premiums..............................  $   247.8    $   15.2       $  3.0      $   235.6
                                        =========    ========       ======      =========
Future policyholder benefits..........  $ 4,426.5    $  530.3       $  5.1      $ 3,901.3
                                        =========    ========       ======      =========

9.  COMMITMENTS AND CONTINGENCIES

LEASES

     The Company leases office space, data processing equipment and certain other equipment under operating leases expiring on various dates between 1999 and 2004. Most of the leases contain renewal and purchase options based on prevailing fair market values.

     Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 1998, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                        SUBLEASE
                            RENTAL      RENTALS
                           PAYMENTS    RECEIVABLE
YEARS ENDING DECEMBER 31:  --------    ----------
1999....................    $ 8.9         $ .8
2000....................      6.7           .3
2001....................      4.6           --
2002....................      3.5           --
2003....................      1.9           --
Thereafter..............      1.0           --
                            -----         ----
     Total..............    $26.6         $1.1
                            =====         ====

     Total related rent expense was $13.6 million, $12.7 million and $18.4 million in 1998, 1997 and 1996, respectively, which was net of sublease income of $2.6 million, $1.9 million and $.5 million in 1998, 1997 and 1996, respectively.

     During 1998, the Company recorded a charge to income in the amount of $3.0 million for the termination of a lease obligation for furniture and equipment.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

     At December 31, 1998, the Company had outstanding mortgage loan, real estate and limited partnership commitments of approximately $42.0 million. The mortgage loan commitments, which expire through August 1999, totaled $19.4 million and were issued during 1998 at interest rates consistent with rates applicable on December 31, 1998. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company closed out hedge positions consisting of 939 treasury futures contracts with a dollar value of $108.8 million in 1998, 239 treasury futures contracts with a dollar value of $25.2 million in 1997, and 162 treasury futures contracts with a dollar value of $17.3 million in 1996. The approximate net gains (losses) generated from the hedge positions were $.1 million for the year ended December 31, 1998, $(.1) million for the year ended December 31, 1997 and $(.3) million for the year ended December 31, 1996. There were no open hedge positions at December 31, 1998.

     The Company uses interest rate swaps to synthetically convert a floating rate bond into a fixed rate bond and thereby match fixed rate liabilities. The Company had no swaps outstanding as of December 31, 1998.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of market value plus accrued interest is required. For equities, cash collateral totaling 105% of market value is required. There were no securities lending positions at December 31, 1998.

INVESTMENT PORTFOLIO CREDIT RISK

Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1998 and 1997, approximately $210.4 million and $164.6 million, respectively, in debt security investments (6.4% and 5.3%, respectively, of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1998 of $6.6 million were non-income producing for the year ended December 31, 1998.

     The Company had debt security investments in the financial services industry at both December 31, 1998 and 1997 that exceeded 5% of total assets.

Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     There were two mortgage loans totaling $3.7 million and one mortgage loan totaling $3.2 million in which payments on principal and/or interest were over 90 days past due as of December 31, 1998 and 1997, respectively.

     The Company had loans outstanding in Pennsylvania where principal balances in the aggregate exceeded 20% of the Company's equity.

Lines of Credit

     The Company has approximately $50 million of available unused lines of credit at December 31, 1998.

Litigation and Unasserted Claims

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, sales practices, and as a result of the merger with Covenant Life Insurance Company in 1994, which, in the opinion of management and legal counsel, will not have a material adverse effect on the Company's financial position or its operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the consolidated financial statements. Guaranty fund assessments totaled $2.2 million, $1.1 million and $1.6 million in 1998, 1997 and 1996, respectively. Of those amounts, $1.6 million, $.8 million and $.9 million in 1998, 1997 and 1996, respectively, are creditable against future years' premium taxes.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements

         All required financial statements are included in Part A and Part B of this Registration Statement.

     (b) Exhibits


       (1)       (a)     Resolution adopted by the Board of Directors of Provident
                         Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Annuity Separate Account.(3)
       (1)       (b)     Resolution of the Executive Committee of the Board of
                         Directors of Provident Mutual Life Insurance Company
                         authorizing establishment of additional Subaccounts of the
                         Provident Mutual Variable Annuity Separate Account.
       (1)       (c)     Resolution of the Board of Directors of Provident Mutual
                         Life Insurance Company Approving Creation of additional
                         Subaccounts of Provident Mutual Variable Annuity Separate
                         Account.
       (1)(2)            Not applicable.
       (1)(3)    (a)     Underwriting Agreement(3)
       (1)(3)    (b)     Form of Selling Agreement between 1717 Capital Management
                         Company and Broker/Dealers(1)
       (4)               Flexible Premium Deferred Variable Annuity Contract (Form
                         PM512)(3)
       (4)       (a)     Amendment of Contract Provisions Rider (PM470.13A)(3)
       (4)       (b)     Qualified Plan Rider (PM471)(3)
       (4)       (c)     403(b) Annuity Loan Rider (PM515)(3)
       (4)       (d)     Death Benefit Rider -- "Step Up" (PM547)(3)
       (4)       (e)     Death Benefit Rider -- "Rising Floor" (PM548)(3)
       (4)       (f)     SIMPLE IRA Rider (PM549)(3)
       (4)       (g)     SEP IRA Rider (PM550)(3)
       (4)       (h)     Qualify as an IRA Rider (PM553)(3)
       (4)       (i)     Qualify as a TSA under 403(b) Rider (PM554)(3)
       (4)       (j)     Amendment for a Charitable Remainder Trust Rider (PM558)(3)
       (4)       (k)     Systematic Withdraw Plan Rider (PM600)(3)
       (5)               Form of Application and 1717 Capital Management Company
                         Suitability Statement(3)
       (6)       (a)     Charter of Provident Mutual Life Insurance Company(1)
       (6)       (b)     By-Laws of Provident Mutual Life Insurance Company(1)
       (7)               Not applicable
       (8)       (a)     Participation Agreement by and among Market Street Fund,
                         Inc., Provident Mutual Life Insurance Company and PML
                         Securities, Inc.(1)
       (8)       (b)     Participation Agreement among Variable Insurance Products
                         Fund, Fidelity Distributors Corporation and Provident Mutual
                         Life Insurance Company(1)

(8)        (c)        Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                      Corporation and Provident Mutual Life Insurance Company(1)
(8)        (d)        Participation Agreement among Scudder Variable Life Investment Fund, Provident Mutual
                      Life Insurance Company and Providentmutual Life and Annuity Company of America(3)
(8)        (e)        Reimbursement Agreement among Scudder, Stevens & Clark, Inc. and Provident Mutual Life
                      Insurance Company of Philadelphia and Providentmutual Life and Annuity Company of
                      America(3)
(8)        (f)        Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and
                      PML Securities, Inc.(3)
(8)        (g)        Fund Participation Agreement between Provident Mutual Life Insurance Company of
                      Philadelphia and Dreyfus Variable Investment Fund(3)
(8)        (h)        Participation Agreement by and among Quest for Value Accumulation Trust, Provident Mutual
                      Life Insurance Company of Philadelphia and Quest for Value Distributors(3)
(8)        (i)        Service Agreement between Providentmutual Life and Annuity Company of America and
                      Provident Mutual Life Insurance Company of Philadelphia(2)
(9)                   Consent of James G. Potter, Jr., Esquire
(10)       (a)        Consent of Sutherland, Asbill & Brennan LLP
(10)       (b)        Consent of PricewaterhouseCoopers LLP, Independent Accountants.
(11)                  No financial statements will be omitted from Item 23.
(12)                  Not applicable.
(13)                  Schedule for computation of performance data.(4)


---------------
 (1) Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-65512.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-70926.


 (4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed on April 30, 1999, File No. 33-65512.


Item 25.  Directors and Officers of the Depositor


         NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------                -----------------------------------
Robert W. Kloss.......................................  Director, President and CEO
Dorothy M. Brown......................................  Director
  16 Meredith Road
  Wynnewood, PA 19096
Edward R. Book........................................  Director
  342 Lake Meade
  East Berlin, PA 17316
Robert J. Casale......................................  Director
  Brokerage Ins. Svcs. Group
  2 Journal Square
  Jersey City, NJ 07306

         NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------                -----------------------------------
Nicholas DeBenedictis.................................  Director
  Philadelphia Suburban Corp.
  762 Lancaster Avenue
  Bryn Mawr, PA 19010
Philip C. Herr II.....................................  Director
  Herr, Potts & Herr
  Strafford Office Buildings, Building #4
  175 Strafford Avenue, Ste. 314
  Wayne, PA 19087
J. Richard Jones......................................  Director
  Insignia/ESG Jackson Cross
  1800 JFK Boulevard, 10th Floor
  Philadelphia, PA 19103
John P. Neafsey.......................................  Director
  13 Valley Road
  So. Norwalk, CT 06854
Charles L. Orr........................................  Director
  Shaklee Corporation
  Shaklee Terrace
  444 Market Street
  San Francisco, CA 94111
Donald A. Scott.......................................  Director
  714 West Mt. Airy Avenue
  Philadelphia, PA 19119
John J. F. Sherrerd...................................  Director
  One Tower Bridge
  West Conshohocken, PA 19428
Harold A. Sorgenti....................................  Director
  Mellon Center, Suite 1313
  1735 Market Street
  Philadelphia, PA 19103
Joan C. Tucker........................................  Executive Vice President and
                                                        Individual Insurance Operations
Mary Lynn Finelli.....................................  Executive Vice President
                                                        and Chief Financial Officer
Alan F. Hinkle........................................  Executive Vice President and Chief Actuary
James G. Potter, Jr...................................  Executive Vice President, General Counsel and
                                                        Secretary
J. Kevin McCarthy.....................................  Executive Vice President and Chief Marketing
                                                        Officer
Mehran Assadi.........................................  Executive Vice President and Chief
                                                        Information Officer
Linda M. Springer.....................................  Vice President and Controller
Rosanne Gatta.........................................  Vice President and Treasurer


---------------
* The principal business address for each officer and director is 1050 Westlakes Drive, Berwyn, PA 19312, unless otherwise indicated.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                   PERCENT OF VOTING
            NAME                JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
            ----                ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company
  (PMLIC)
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America                                    by PMLIC
Provident Mutual                Delaware        Ownership of all voting    Life & Health Insurance
  International                                 securities by
  Life Insurance Company                        PMLIC
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)                         voting securities
                                                by PMLIC
1717 Capital Management         Pennsylvania    Ownership of all voting    Broker/Dealer
  Company                                       securities by PHC
1717 Brokerage Services Inc.    Pennsylvania    Ownership of all voting    Insurance Agency
                                                securities by PHC
Providentmutual Investment      Pennsylvania    Ownership of all voting    Investment Adviser
  Management Company                            securities by PHC
Washington Square               Pennsylvania    Ownership of all voting    Administrative Services
  Administrative Services,                      securities by PHC
  Inc.
Institutional Concepts, Inc.    New York        Ownership of all voting    Insurance Agency
                                                securities by PHC
Provestco, Inc.                 Delaware        Ownership of all voting    Real Estate Investment
                                                securities by PHC
PNAM, Inc.                      Delaware        Ownership of all voting    Holding Company
                                                securities by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation                                   voting securities by       and Advisory Services
                                                PHC and 19.8% by PMLIC
Provident Mutual                Delaware        Ownership of all voting    Investment Management
  Management Co., Inc.                          securities by Sigma        and Advisory Services
                                                American Corporation
Software Development            Pennsylvania    Ownership of all           Development and
  Corporation                                   voting securities          Marketing of Computer
                                                by PHC                     Software
Market Street Fund, Inc.        Maryland                                   Mutual Fund



Item 27.  Number of Policyowners



     As of December 31, 1998 there were a total of 1,883 individual flexible premium deferred variable annuity contracts (File No. 33-70926) in force -- 787 non-qualified and 1,096 qualified.

Item 28.  Indemnification

     The By-Laws of Provident Mutual Life Insurance Company provide, in part in
Article VIII, as follows:

                                  ARTICLE VIII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 1. To the fullest extent permitted by Law, the Company shall indemnify any present, former or future Director, officer or employee of the Company or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, against the reasonable expenses, including attorney's fees, actually incurred in connection with the defense of any threatened, pending or completed action, suit or other proceeding whether civil, criminal, administrative or investigative to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, partnership, joint venture, trust or other enterprise or association, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment, penalty, damage, settlement amount, excise tax assessed with respect to an employee benefit plan or fine in any such action, suit or other proceeding, including one by or in the right of the Company, a class of members or otherwise; except expenses incurred in defense of or amount paid in connection with any action, suit or other proceeding in which such Director, officer, or employee shall be adjudged to be liable for willful misconduct, or recklessness in the performance of his or her duty. The termination of any such action, suit or other proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere shall not itself be deemed an adjudication of willful misconduct or recklessness.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


     (a) 1717 Capital Management Company ("1717") is the principal underwriter of the Contracts as defined in the investment Company of 1940. 1717 is also principal underwriter for Market Street Fund, Inc. and the variable life separate accounts of PMLIC and the Providentmutual Variable Annuity Separate Account and Providentmutual Variable Life Insurance Separate Account.

     (b) The following information is furnished with respect to the officers and directors of 1717 Company:


      NAME AND PRINCIPAL           POSITIONS AND OFFICES                POSITIONS AND OFFICES
      BUSINESS ADDRESS*                  WITH 1717                          WITH DEPOSITOR
      ------------------           ---------------------                ---------------------
Mary Lynn Finelli**...........  Director                      Director
Alan F. Hinkle**..............  Director                      Director, Vice President and Actuary
Robert W. Kloss**.............  Director                      President and Director
J. Kevin McCarthy**...........  Director                      Director
James Potter**................  Director                      Director, Secretary and Legal Officer
Joan C. Tucker................  Director                      Director and Vice President
Louise A. Aviola, Jr..........  Vice President and Manager    None
                                of Operations
Rosanne Gatta**...............  Treasurer                     Treasurer
Anthony Giampietro**..........  Assistant Treasurer           Assistant Treasurer
Deborah Thiel Hall**..........  Insurance Compliance Officer  Compliance Officer
Michael Krulikowski...........  Senior Compliance Officer     None
Anthony Mastrangelo**.........  Assistant Financial           None
                                Reporting Officer
Todd R. Miller**..............  Assistant Financial           Financial Reporting Officer
                                Reporting Officer
Alison Naylor.................  Compliance Officer            None
Linda M. Springer**...........  Financial Reporting Officer   Director


---------------
  * Unless otherwise indicated, principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, DE 19850.
 ** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Provident Mutual Life Insurance Company at 300 Continental Drive, Newark, DE 19713 or at 1050 Westlakes Drive, Berwyn, PA 19312.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PMLIC and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.


                        REPRESENTATION OF REASONABLENESS

     Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT, PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND, HAS CAUSED THIS POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF BERWYN, COMMONWEALTH OF PENNSYLVANIA ON THIS 28TH DAY OF APRIL, 1999.


                                            PROVIDENT MUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)

              Attest: /s/ JAMES POTTER                                     By: /s/ ROBERT W. KLOSS
   ----------------------------------------------             -------------------------------------------------
                                                                               ROBERT W. KLOSS
                                                                              President and CEO

                                            By: PROVIDENT MUTUAL LIFE INSURANCE
                                                  COMPANY (DEPOSITOR)

              Attest: /s/ JAMES POTTER                                     By: /s/ ROBERT W. KLOSS
   ----------------------------------------------             -------------------------------------------------
                                                                               ROBERT W. KLOSS
                                                                              President and CEO

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.


                     SIGNATURES                                        TITLE                     DATE
                     ----------                                        -----                     ----
                 /s/ ROBERT W. KLOSS                       President and Chief              April 28, 1999
-----------------------------------------------------        Executive Officer
                   ROBERT W. KLOSS                           (Principal Executive
                                                             Officer)

                /s/ MARY LYNN FINELLI                      Executive Vice President and     April 28, 1999
-----------------------------------------------------        Chief Financial Officer
                  MARY LYNN FINELLI                          (Principal Financial
                                                             Officer)

                /s/ LINDA M. SPRINGER                      Vice President and Controller    April 28, 1999
-----------------------------------------------------        (Principal Accounting
                  LINDA M. SPRINGER                          Officer)

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                   EDWARD R. BOOK

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                  DOROTHY M. BROWN

                     SIGNATURES                                        TITLE                     DATE
                     ----------                                        -----                     ----
                          *                                Director                         April 28, 1999
-----------------------------------------------------
                  ROBERT J. CASALE

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                NICHOLAS DEBENEDICTIS

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                   PHILIP C. HERR

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                  J. RICHARD JONES

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                   JOHN P. NEAFSEY

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                   CHARLES L. ORR

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                   DONALD A. SCOTT

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                 JOHN J. F. SHERRERD

                          *                                Director                         April 28, 1999
-----------------------------------------------------
                 HAROLD A. SORGENTI

            By: /s/ JAMES G. POTTER, JR.
  -------------------------------------------------
                James G. Potter, Jr.
                  Attorney-in-Fact
            Pursuant to Power of Attorney

                                 EXHIBIT INDEX


 EXHIBITS                                                                   PAGE
 --------                                                                   ----
   (9)      Consent of James G. Potter, Jr., Esquire
  (10) (a)  Consent of Sutherland Asbill & Brennan LLP
       (b)  Consent of PricewaterhouseCoopers, LLP, Independent
            Accountants.